FIDELITY
EQUITY-INCOME
FUND

SEMIANNUAL REPORT
JULY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  31  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 35  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In July, the steadily growing U.S. economy again sparked fears of inflation and posed the threat of another Federal Reserve Board interest-rate hike at its August policy meeting. Despite rising profits and continued productivity gains at many U.S. corporations, stock and bond markets sold off sharply toward the month's end. Renewed jitters about inflation were sparked by a government report that showed a larger-than-expected increase in the employment-cost index.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY EQUITY-INCOME          10.16%         13.86%       153.24%       287.47%

Russell 3000 Value              8.42%          13.71%       172.65%       327.95%

S&P 500 (registered trademark)  4.50%          20.20%       220.67%       396.75%

Equity Income Funds Average     6.48%          11.57%       129.78%       238.93%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of U.S. domiciled value oriented stocks - and the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 246 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY EQUITY-INCOME         13.86%       20.42%        14.50%

Russell 3000 Value             13.71%       22.22%        15.65%

S&P 500                        20.20%       26.25%        17.38%

Equity Income Funds Average    11.57%       18.01%        12.85%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Equity-Income               Russell 3000 Value
             00023                       RS008
  1989/07/31      10000.00                    10000.00
  1989/08/31      10122.03                    10243.85
  1989/09/30       9998.93                    10149.26
  1989/10/31       9468.17                     9766.58
  1989/11/30       9594.87                     9873.40
  1989/12/31       9731.90                    10073.91
  1990/01/31       9134.96                     9440.37
  1990/02/28       9149.43                     9677.92
  1990/03/31       9155.68                     9791.22
  1990/04/30       8811.56                     9411.78
  1990/05/31       9378.99                    10172.46
  1990/06/30       9341.00                     9955.76
  1990/07/31       9207.66                     9850.02
  1990/08/31       8492.83                     8965.26
  1990/09/30       7878.32                     8514.96
  1990/10/31       7720.68                     8375.77
  1990/11/30       8204.86                     8953.03
  1990/12/31       8367.43                     9182.85
  1991/01/31       8775.21                     9614.26
  1991/02/28       9390.81                    10273.88
  1991/03/31       9527.46                    10454.79
  1991/04/30       9575.10                    10532.30
  1991/05/31      10075.29                    10930.62
  1991/06/30       9634.68                    10467.56
  1991/07/31      10148.96                    10894.84
  1991/08/31      10377.97                    11101.64
  1991/09/30      10327.23                    11026.29
  1991/10/31      10485.80                    11205.04
  1991/11/30      10071.08                    10637.86
  1991/12/31      10827.73                    11516.15
  1992/01/31      10934.73                    11595.63
  1992/02/29      11268.08                    11898.47
  1992/03/31      11116.18                    11729.07
  1992/04/30      11490.74                    12186.38
  1992/05/31      11603.11                    12265.50
  1992/06/30      11469.42                    12166.77
  1992/07/31      11755.10                    12635.77
  1992/08/31      11519.83                    12260.11
  1992/09/30      11612.62                    12434.72
  1992/10/31      11731.38                    12467.99
  1992/11/30      12117.33                    12906.06
  1992/12/31      12416.75                    13232.09
  1993/01/31      12784.84                    13642.64
  1993/02/28      13093.02                    14087.18
  1993/03/31      13523.65                    14511.94
  1993/04/30      13497.75                    14312.69
  1993/05/31      13739.48                    14613.54
  1993/06/30      13905.51                    14920.52
  1993/07/31      14118.77                    15095.31
  1993/08/31      14593.16                    15644.33
  1993/09/30      14572.23                    15700.98
  1993/10/31      14822.26                    15724.18
  1993/11/30      14585.39                    15392.57
  1993/12/31      15062.69                    15700.08
  1994/01/31      15663.59                    16290.82
  1994/02/28      15236.28                    15782.08
  1994/03/31      14573.74                    15183.43
  1994/04/30      14892.97                    15460.55
  1994/05/31      15082.66                    15619.16
  1994/06/30      14881.43                    15242.05
  1994/07/31      15300.37                    15695.94
  1994/08/31      15835.67                    16164.22
  1994/09/30      15466.55                    15665.73
  1994/10/31      15611.71                    15830.10
  1994/11/30      14970.20                    15190.62
  1994/12/31      15099.32                    15394.73
  1995/01/31      15192.77                    15810.67
  1995/02/28      15758.38                    16431.81
  1995/03/31      16154.80                    16763.95
  1995/04/30      16685.13                    17290.50
  1995/05/31      17230.46                    17983.02
  1995/06/30      17489.04                    18262.84
  1995/07/31      18109.14                    18901.60
  1995/08/31      18245.27                    19198.14
  1995/09/30      18811.24                    19851.10
  1995/10/31      18486.82                    19594.66
  1995/11/30      19368.83                    20566.29
  1995/12/31      19902.42                    21094.81
  1996/01/31      20542.58                    21702.27
  1996/02/29      20741.97                    21882.82
  1996/03/31      21130.34                    22262.80
  1996/04/30      21392.53                    22397.14
  1996/05/31      21660.07                    22704.65
  1996/06/30      21686.82                    22695.66
  1996/07/31      20949.03                    21800.82
  1996/08/31      21444.48                    22458.10
  1996/09/30      22226.18                    23320.93
  1996/10/31      22909.06                    24156.24
  1996/11/30      24334.44                    25861.39
  1996/12/31      24086.84                    25650.09
  1997/01/31      25009.15                    26804.78
  1997/02/28      25408.44                    27184.40
  1997/03/31      24627.14                    26231.96
  1997/04/30      25381.73                    27261.45
  1997/05/31      27073.85                    28848.50
  1997/06/30      28272.91                    30108.54
  1997/07/31      30313.34                    32274.51
  1997/08/31      29031.60                    31284.01
  1997/09/30      30627.65                    33193.67
  1997/10/31      29553.60                    32268.44
  1997/11/30      30546.81                    33587.61
  1997/12/31      31308.88                    34583.64
  1998/01/31      31183.43                    34080.83
  1998/02/28      33202.59                    36352.32
  1998/03/31      34875.89                    38503.02
  1998/04/30      34863.76                    38754.16
  1998/05/31      34421.06                    38103.31
  1998/06/30      34833.23                    38525.33
  1998/07/31      34029.39                    37636.84
  1998/08/31      28682.61                    32011.13
  1998/09/30      30328.03                    33845.84
  1998/10/31      32633.20                    36332.58
  1998/11/30      34106.80                    37968.25
  1998/12/31      35230.14                    39252.63
  1999/01/31      35173.07                    39471.24
  1999/02/28      34786.20                    38750.85
  1999/03/31      36075.60                    39471.21
  1999/04/30      39262.54                    43151.96
  1999/05/31      38152.92                    42803.50
  1999/06/30      39893.09                    44068.48
  1999/07/30      38747.37                    42795.17
IMATRL PRASUN   SHR__CHT 19990731 19990813 165644 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income Fund on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment would have grown to $38,747 - a 287.47% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $42,795 - a 327.95% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Federal Reserve Board monetary
policy, the Internet craze and Y2K
concerns were but three factors
influencing the direction of the U.S.
stock market for the six months that
ended July 31, 1999. The Fed's
decision to cut interest rates last fall resulted in a phase of broader market participation as smaller companies - which tend to rely on borrowed money to fund growth - gained some ground on their larger counterparts. The Russell 2000 Index, a gauge of small-stock performance, easily outpaced the Standard &
Poor's 500 Index in the second
quarter of 1999. For the six-month
period, the Russell 2000 returned
4.89%, while the S&P 500 returned
4.50% and the Dow Jones Industrial
Average - an index of 30 blue-chip
stocks - returned 14.70%. Investors'
love affair with Internet stocks
continued through much of the
period, with many valuations reaching
record peaks around April.
Technology stocks benefited, as did
stocks of telecommunications
companies with Internet exposure.
As the period drew to a close,
however, Internet stocks appeared
to have cooled some and investor
concerns over Y2K - particularly
the spending freeze it could cause
within the technology sector -
took hold. The Fed's late June
decision to raise interest rates only
slightly was well-received by the
market, as was its switch to a neutral
stance regarding future rate hikes.

(photograph of Steve Petersen)

An interview with Steve Petersen, Portfolio Manager of Fidelity
Equity-Income Fund

Q. HOW DID THE FUND PERFORM, STEVE?

A. For the six-month period ending July 31, 1999, the fund returned 10.16%, outperforming the 6.48% return of the equity income funds average, as tracked by Lipper Inc. By comparison, the Russell 3000 Value Index returned 8.42% during the same period. For the 12-month period, the fund returned 13.86%, compared to the 11.57% and 13.71% returns of the Lipper average and the Russell index, respectively.

Q. WHAT STRATEGY DID YOU USE TO HELP THE FUND OUTPERFORM ITS BENCHMARK AND PEER GROUP DURING THE PERIOD?

A. I continued to follow a bottom-up strategy, selecting individual stocks that I thought were either misperceived or mispriced, where the company's fundamentals argued for a higher valuation. As a result, retail stocks contributed significantly to the fund's performance, in spite of their limited representation in the fund's portfolio. This strategy also resulted in an overweighting in energy and finance stocks, which helped the fund's performance tremendously during the period.

Q. ENERGY STOCKS CAME BACK STRONGLY. WHAT WAS BEHIND THEIR RECOVERY?

A. Energy was the most important sector of the marketplace, in terms of its contribution to overall fund performance. Oil companies, given the low prices they received over the past year or so for oil, cut back on exploration as well as their reinvestment in existing wells. When world demand for oil began to rebound, particularly in Asia, oil prices jumped. There was also a fair amount of consolidation activity in the industry, with British Petroleum buying Amoco, Exxon buying Mobil, and Total Fina attempting to buy Elf Aquitaine, which could benefit these companies' stock prices. Toward the end of the period, OPEC's move to limit oil production also helped push oil prices up. Fund holdings BP Amoco, Total Fina and energy services company Halliburton all performed well.

Q. MANY FINANCIAL STOCKS ALSO MADE A STRONG SHOWING . . .

A. Yes, they made a pretty dramatic recovery from last fall, when many financial services firms suffered with the decline in U.S. and global financial markets. Although there were some market jitters due to the anticipation of an increase in interest rates, investors were relieved when the Federal Reserve Board finally acted at the end of June - raising rates by 0.25 percentage points, while shifting its stance to neutral on future rate hikes. Fund holdings Chase Manhattan, American Express and Bank One all performed well in this environment. Citigroup, the fund's number two holding, also performed well. Its merger with Travelers helped to broaden and diversify its operations.

Q. WERE THERE OTHER STRONG PERFORMERS?

A. There were a couple of note. AlliedSignal and Tyco International, both multi-industry companies, did well. AlliedSignal acquired Honeywell earlier this year, which was perceived very positively by Wall Street. Tyco is a maker of plumbing-related and disposable medical-related products, as well as electrical components, transistors and connectors. Tyco developed a reputation for making acquisitions that turned out to be very beneficial to the company's earnings, reflected by its good stock performance.

Q. WHICH HOLDINGS DISAPPOINTED?

A. Philip Morris was a poor performer. Ongoing lawsuits and recent declines in international tobacco volumes hurt the company's performance. However, Philip Morris has very attractive valuations, and the fund is still holding the stock. Fannie Mae suffered from investors' perception that higher interest rates are not good for mortgage-origination volumes. In addition, 1998 was a record year for mortgage refinancing, and investors feared that those volumes would slow during 1999. The fund is still holding the stock, and I believe Fannie Mae is a solid company. AT&T pursued an aggressive strategy of acquiring cable companies, including TCI and MediaOne, to gain access into the home, and to offer local phone service over cable lines. However, regional Bell operating companies have now developed the technology to make them competitive with AT&T in delivering local service, so what appeared to be a good strategy on AT&T's part is now in question.

Q. STEVE, WHAT'S YOUR OUTLOOK?

A. I'm optimistic. The underlying business fundamentals for basic industries look pretty good in that we're seeing better results coming from many more companies than in recent years. Overall business trends also look much better today than they did 12 months ago. The concern now is that growth looks too strong, leaving open the possibility of higher interest rates, which would be detrimental to stock prices generally. My strategy will be to continue to look for companies with excellent underlying financials and interesting business fundamentals, which I believe can perform well over time.

(checkmark)FUND FACTS

GOAL: seeks reasonable
income

FUND NUMBER: 023

TRADING SYMBOL:  FEQIX

START DATE: May 16, 1966

SIZE: as of July 31, 1999,
more than $24.4 billion

MANAGER: Stephen Petersen,
since 1993; manager, Fidelity
Balanced Fund, 1996-1997;
manager, various institutional
accounts, since 1987; joined
Fidelity in 1980

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

STEPHEN PETERSEN ON HIS
INVESTMENT PHILOSOPHY:

"Given the relatively conservative
nature of the fund, I follow a `steady
as she goes' strategy, focusing on
high current income while
attempting to limit exposure to the
market's volatile ups and downs.
Managing an equity-income fund
of this size, I'm most comfortable
maintaining a well-diversified
portfolio. I try not to limit the fund to only the largest market-value companies; I look across the entire market spectrum to find what
I think are the most interesting or
attractively valued stocks.
Diversification across market
cap is just as important as the
number of holdings in the
portfolio. The fund is focused on
larger companies, but there are a
number of smaller- and mid-sized
companies as well. Given the
fund's size, I cannot do an about-face
to shift to smaller stocks, say, should
a move to small companies occur,
but I do have the flexibility to add
more holdings to take advantage
of emerging opportunities.

"Equity income funds can provide
income through a number of
mechanisms, including bonds or
convertible stocks. Some don't focus
on income at all, and have a
relatively low yield. I maintain the
fund's focus on dividends from
equities, and generally hold no more
than 5% in fixed-income securities. I
would rather earn less income while
capturing better total return
performance from stocks instead of
bonds. This keeps the fund's
strategies consistent with its
fundamental goals through
changing investing
environments."



INVESTMENT CHANGES





TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS IN
                                                       THESE STOCKS 6 MONTHS AGO

General Electric Co.            3.7                     4.1

Citigroup, Inc.                 2.9                     2.4

BP Amoco PLC sponsored ADR      2.7                     2.1

American Express Co.            2.5                     2.2

Fannie Mae                      2.2                     2.4

AT&T Corp.                      1.8                     2.3

Bank One Corp.                  1.8                     2.1

Bank of America Corp.           1.7                     1.8

Bank of New York Co., Inc.      1.7                     1.7

Exxon Corp.                     1.6                     0.6

TOP FIVE MARKET SECTORS AS OF
JULY 31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS IN
                                                       THESE MARKET SECTORS 6
                                                       MONTHS AGO

FINANCE                         24.3                    25.2

ENERGY                          12.8                    9.6

UTILITIES                       12.4                    13.7

INDUSTRIAL MACHINERY &          8.7                     8.8
EQUIPMENT

BASIC INDUSTRIES                7.5                     5.9




ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JULY 31, 1999 *                                         AS OF JANUARY 31, 1999 **

Stocks                            93.6%                       Stocks                                93.4%

Bonds                              0.4%                       Bonds                                  0.5%

Convertible Securities             5.1%                       Convertible Securities                 5.8%

Short-term  Investments and                                   Short-term  Investments and
Net Other Assets                   0.9%                       Net Other Assets                       0.3%

*   FOREIGN INVESTMENTS            9.4%                       **  FOREIGN INVESTMENTS                9.6%

Row: 1, Col: 1, Value: 93.59999999999999                      Row: 1, Col: 1, Value: 93.40000000000001
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.4                                    Row: 1, Col: 3, Value: 0.5
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.1                                    Row: 1, Col: 5, Value: 5.8
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.9                                    Row: 1, Col: 8, Value: 0.3




PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS JULY 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 93.6%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 4.4%

AEROSPACE & DEFENSE - 3.0%

AlliedSignal, Inc.                3,179,400                $ 205,667

Boeing Co.                        1,599,600                 72,582

Goodrich (B.F.) Co.               8,992                     373

Harsco Corp.                      1,172,600                 33,712

Lockheed Martin Corp.             337,800                   11,760

Northrop Grumman Corp.            396,100                   28,569

Rockwell International Corp.      154,000                   9,057

Textron, Inc.                     2,305,400                 189,619

United Technologies Corp.         2,805,600                 187,098

                                                            738,437

DEFENSE ELECTRONICS - 1.1%

Litton Industries, Inc. (a)       275,200                   18,800

Raytheon Co.:

Class A                           112,556                   7,823

Class B                           3,292,600                 231,511

                                                            258,134

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            1,021,300                 68,746

TOTAL AEROSPACE & DEFENSE                                   1,065,317

BASIC INDUSTRIES - 7.1%

CHEMICALS & PLASTICS - 3.3%

Arch Chemicals, Inc.              650,350                   14,633

Dexter Corp.                      1,027,800                 40,341

Dow Chemical Co.                  236,400                   29,314

E.I. du Pont de Nemours and       1,656,800                 119,393
Co.

Eastman Chemical Co.              856,700                   44,281

Engelhard Corp.                   577,800                   12,892

Great Lakes Chemical Corp.        1,853,600                 82,022

Hanna (M.A.) Co.                  1,973,300                 31,573

Hercules, Inc.                    1,762,100                 61,453

Hoechst AG                        1,039,600                 44,146

IMC Global, Inc.                  3,281,500                 59,887

Lyondell Chemical Co.             1,231,700                 22,479

Millennium Chemicals, Inc.        1,541,857                 36,234

Monsanto Co.                      896,600                   35,079

Praxair, Inc.                     897,000                   41,374

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

CHEMICALS & PLASTICS -
CONTINUED

Solutia, Inc.                     2,330,100                $ 49,806

Union Carbide Corp.               1,014,000                 48,672

Witco Corp.                       1,391,500                 25,482

                                                            799,061

IRON & STEEL - 0.6%

AK Steel Holding Corp.            420,700                   9,492

Allegheny Teledyne, Inc.          1,628,200                 34,905

Dofasco, Inc.                     1,613,100                 26,880

Nucor Corp.                       1,198,700                 58,137

USX-U.S. Steel Group              691,600                   17,938

                                                            147,352

METALS & MINING - 1.5%

Alcan Aluminium Ltd.              1,725,900                 52,019

Alcoa, Inc.                       3,713,188                 222,327

Kaiser Aluminum Corp. (a)         436,101                   3,843

Olin Corp.                        1,430,500                 18,865

Phelps Dodge Corp.                721,400                   42,788

Ryerson Tull, Inc. (f)            1,551,495                 33,163

                                                            373,005

PACKAGING & CONTAINERS - 0.5%

American National Can Group,      1,262,500                 21,068
Inc.

Ball Corp.                        734,638                   35,584

Crown Cork & Seal Co., Inc.       368,600                   10,805

Owens-Illinois, Inc. (a)          830,900                   20,721

Tupperware Corp.                  1,163,500                 27,488

                                                            115,666

PAPER & FOREST PRODUCTS - 1.2%

Bowater, Inc.                     888,700                   44,213

Champion International Corp.      1,723,400                 89,186

Domtar, Inc.                      2,284,800                 23,283

Georgia-Pacific Corp.             1,620,800                 72,835

Kimberly-Clark Corp.              619,300                   37,777

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Smurfit-Stone Container Corp.     184,400                  $ 4,126
(a)

Weyerhaeuser Co.                  261,800                   16,935

                                                            288,355

TOTAL BASIC INDUSTRIES                                      1,723,439

CONSTRUCTION & REAL ESTATE -
1.8%

BUILDING MATERIALS - 0.4%

Caradon PLC                       2,475,700                 6,829

Fortune Brands, Inc.              661,900                   26,145

Masco Corp.                       2,549,100                 75,836

                                                            108,810

ENGINEERING - 0.2%

EG & G, Inc.                      1,190,600                 39,960

REAL ESTATE - 0.0%

Fastighets AB Tornet              528,030                   7,336

Mandamus AB                       57,815                    303

                                                            7,639

REAL ESTATE INVESTMENT TRUSTS
- 1.2%

Alexandria Real Estate            232,800                   6,955
Equities, Inc.

Crescent Real Estate Equities     1,713,400                 37,695
Co.

Duke Realty Investments, Inc.     1,005,696                 22,000

Equity Office Properties Trust    1,053,200                 26,462

Equity Residential Properties     1,154,300                 47,687
Trust (SBI)

Macerich Co.                      469,400                   11,442

Public Storage, Inc.              1,026,900                 26,378

Reckson Associates Realty         252,500                   5,634
Corp.

Spieker Properties, Inc.          558,500                   21,363

Starwood Hotels & Resorts         2,990,900                 80,754
Worldwide, Inc.

                                                            286,370

TOTAL CONSTRUCTION & REAL                                   442,779
ESTATE

DURABLES - 2.6%

AUTOS, TIRES, & ACCESSORIES -
1.6%

DaimlerChrysler AG (Reg.)         173,005                   12,510

Delphi Automotive Systems         596,900                   10,744
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Eaton Corp.                       1,026,400                $ 101,549

Federal-Mogul Corp.               135,500                   6,572

Ford Motor Co.                    1,818,200                 88,410

Meritor Automotive, Inc.          1,338,400                 32,456

Navistar International Corp.      491,400                   21,837
(a)

Pep Boys-Manny, Moe & Jack        1,167,100                 19,403

TRW, Inc.                         1,728,100                 92,345

                                                            385,826

CONSUMER DURABLES - 0.6%

Minnesota Mining &                709,200                   62,365
Manufacturing Co.

Snap-On, Inc.                     2,236,600                 78,281

                                                            140,646

HOME FURNISHINGS - 0.2%

Newell Rubbermaid, Inc.           995,300                   43,047

TEXTILES & APPAREL - 0.2%

Kellwood Co.                      818,000                   18,558

Liz Claiborne, Inc.               327,000                   12,692

NIKE, Inc. Class B                599,800                   31,190

                                                            62,440

TOTAL DURABLES                                              631,959

ENERGY - 12.6%

ENERGY SERVICES - 1.5%

Baker Hughes, Inc.                1,235,800                 43,021

Halliburton Co.                   4,841,000                 223,291

Schlumberger Ltd.                 1,846,300                 111,817

                                                            378,129

OIL & GAS - 11.1%

Amerada Hess Corp.                1,536,700                 90,953

Anadarko Petroleum Corp.          1,205,100                 46,020

Apache Corp.                      529,400                   22,466

Atlantic Richfield Co.            369,500                   33,278

BP Amoco PLC sponsored ADR        5,625,712                 651,879

Burlington Resources, Inc.        1,895,000                 83,735

Chevron Corp.                     2,885,041                 263,260

Conoco, Inc. Class A              1,478,200                 38,526

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Elf Aquitaine SA sponsored ADR    1,813,100                $ 155,133

Exxon Corp.                       4,775,700                 379,071

Kerr-McGee Corp.                  153,500                   7,905

Mobil Corp.                       915,000                   93,559

Occidental Petroleum Corp.        3,782,500                 73,995

Royal Dutch Petroleum Co. (NY     4,496,400                 274,280
Registry Gilder 1.25)

Santa Fe Snyder Corp. (a)         863,275                   7,985

Texaco, Inc.                      130,633                   8,140

Tosco Corp.                       366,700                   9,672

Total Fina SA:

Class B (a)                       1,315,943                 167,595

sponsored ADR (a)                 1,791,992                 114,015

Ultramar Diamond Shamrock         993,700                   23,476
Corp.

Union Pacific Resources           1,490,100                 26,542
Group, Inc.

Unocal Corp.                      986,455                   39,150

USX-Marathon Group                3,318,900                 100,812

                                                            2,711,447

TOTAL ENERGY                                                3,089,576

FINANCE - 23.6%

BANKS - 9.1%

Bank of America Corp.             6,235,417                 413,876

Bank of New York Co., Inc.        11,057,034                408,419

Bank One Corp.                    7,991,129                 436,016

Chase Manhattan Corp.             2,763,600                 212,452

Comerica, Inc.                    2,590,539                 143,775

Credit Suisse Group (Reg.)        350,600                   66,328

Mellon Bank Corp.                 1,461,000                 49,309

National Bank of Canada           4,722,100                 58,152

U.S. Bancorp                      3,928,500                 122,275

Wells Fargo & Co.                 8,161,168                 318,286

                                                            2,228,888

CREDIT & OTHER FINANCE - 7.9%

American Express Co.              4,718,500                 621,662

Associates First Capital          6,867,004                 263,092
Corp. Class A

Citigroup, Inc.                   15,736,200                701,244

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Fleet Financial Group, Inc.       2,916,596                $ 118,122

Household International, Inc.     5,092,378                 218,654

                                                            1,922,774

FEDERAL SPONSORED CREDIT - 2.5%

Fannie Mae                        7,831,200                 540,353

Freddie Mac                       443,200                   25,429

SLM Holding Corp.                 853,900                   38,852

                                                            604,634

INSURANCE - 2.5%

Aetna, Inc.                       275,173                   22,564

Allstate Corp.                    1,580,770                 56,117

Chubb Corp. (The)                 105,800                   6,328

Financial Security Assurance      680,534                   35,771
Holdings Ltd.

Fremont General Corp.             2,883,056                 49,012

Hartford Financial Services       3,407,200                 183,989
Group, Inc.

Highlands Insurance Group,        787,590                   8,024
Inc. (a)(f)

PMI Group, Inc.                   883,900                   56,514

Reliastar Financial Corp.         2,194,094                 99,557

Torchmark Corp.                   1,584,100                 52,077

Travelers Property Casualty       1,267,700                 50,074
Corp. Class A

                                                            620,027

SAVINGS & LOANS - 0.8%

Washington Mutual, Inc.           5,914,380                 202,937

SECURITIES INDUSTRY - 0.8%

Cendant Corp. (a)                 1,058,500                 21,302

First Marathon, Inc. Class A      1,057,900                 17,417
(non-vtg.)

Franklin Resources, Inc.          997,200                   38,018

Lehman Brothers Holdings,         917,060                   49,292
Inc.

Nomura Securities Co. Ltd.        3,138,000                 44,050

Waddell & Reed Financial, Inc.:

Class A                           794,335                   20,156

Class B                           387,946                   9,699

                                                            199,934

TOTAL FINANCE                                               5,779,194

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - 4.9%

DRUGS & PHARMACEUTICALS - 3.4%

Bristol-Myers Squibb Co.          3,693,800                $ 245,638

Lilly (Eli) & Co.                 2,150,200                 141,107

Merck & Co., Inc.                 3,270,800                 221,392

Schering-Plough Corp.             4,704,000                 230,496

                                                            838,633

MEDICAL EQUIPMENT & SUPPLIES
- 1.0%

Baxter International, Inc.        756,400                   51,955

Becton, Dickinson & Co.           1,858,000                 50,979

Johnson & Johnson                 1,343,100                 123,733

Pall Corp.                        887,500                   18,693

                                                            245,360

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Columbia/HCA Healthcare Corp.     4,784,700                 106,460

Tenet Healthcare Corp. (a)        921,500                   16,529

                                                            122,989

TOTAL HEALTH                                                1,206,982

INDUSTRIAL MACHINERY &
EQUIPMENT - 8.4%

ELECTRICAL EQUIPMENT - 4.8%

Emerson Electric Co.              1,568,200                 93,602

General Electric Co.              8,329,100                 907,868

Honeywell, Inc.                   496,400                   59,475

Loral Space & Communications      634,300                   11,972
Ltd. (a)

Siemens AG                        1,348,700                 110,604

                                                            1,183,521

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.6%

Case Corp.                        847,000                   40,338

Caterpillar, Inc.                 425,000                   24,916

Deere & Co.                       2,239,600                 85,665

Ingersoll-Rand Co.                1,002,400                 64,467

Kennametal, Inc.                  978,200                   23,599

Parker-Hannifin Corp.             1,213,300                 57,253

Tyco International Ltd.           3,425,020                 334,582

                                                            630,820

POLLUTION CONTROL - 1.0%

Allied Waste Industries, Inc.     1,211,000                 21,722
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - CONTINUED

Browning-Ferris Industries,       2,029,282                $ 91,064
Inc.

Ogden Corp.                       1,080,800                 27,358

Republic Services, Inc. Class     1,194,800                 24,120
A

Waste Management, Inc.            2,818,420                 72,046

                                                            236,310

TOTAL INDUSTRIAL MACHINERY &                                2,050,651
EQUIPMENT

MEDIA & LEISURE - 4.3%

BROADCASTING - 1.9%

CBS Corp. (a)                     3,342,614                 146,866

Infinity Broadcasting Corp.       937,200                   25,832
Class A

Time Warner, Inc.                 4,163,058                 299,740

                                                            472,438

ENTERTAINMENT - 1.3%

Disney (Walt) Co.                 2,554,500                 70,568

King World Productions, Inc.      554,900                   19,352
(a)

Mandalay Resort Group (a)         961,000                   16,397

Viacom, Inc. Class B              4,658,000                 195,345
(non-vtg.) (a)

                                                            301,662

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   1,155,600                 31,635

LODGING & GAMING - 0.1%

Mirage Resorts, Inc. (a)          1,446,000                 20,334

PUBLISHING - 0.4%

Harcourt General, Inc.            1,328,800                 61,706

Reader's Digest Association,      1,134,800                 39,505
Inc. Class A (non-vtg.)

                                                            101,211

RESTAURANTS - 0.5%

McDonald's Corp.                  2,613,900                 108,967

TOTAL MEDIA & LEISURE                                       1,036,247

NONDURABLES - 3.5%

BEVERAGES - 0.3%

PepsiCo, Inc.                     625,300                   24,465

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Seagram Co. Ltd.                  666,300                  $ 34,392

Whitman Corp.                     1,179,200                 22,479

                                                            81,336

FOODS - 0.8%

Corn Products International,      856,300                   26,973
Inc.

Goodman Fielder Ltd.              9,401,959                 9,177

Heinz (H.J.) Co.                  1,002,200                 47,229

Nabisco Group Holdings Corp.      1,945,500                 36,478

Nabisco Holdings Corp. Class A    1,569,800                 65,343

                                                            185,200

HOUSEHOLD PRODUCTS - 0.9%

Gillette Co.                      737,700                   32,320

Procter & Gamble Co.              630,400                   57,051

Unilever NV                       23,571                    1,669

Unilever NV NY Shares             525,714                   36,734

Unilever PLC                      10,407,678                100,174

                                                            227,948

TOBACCO - 1.5%

Philip Morris Companies, Inc.     9,789,600                 364,663

TOTAL NONDURABLES                                           859,147

PRECIOUS METALS - 0.1%

Newmont Mining Corp.              1,280,700                 23,693

RETAIL & WHOLESALE - 3.5%

APPAREL STORES - 1.5%

Charming Shoppes, Inc. (a)        1,334,600                 8,925

Footstar, Inc. (a)(f)             1,130,354                 40,693

Limited, Inc. (The)               2,669,539                 121,965

Payless ShoeSource, Inc. (a)      778,700                   42,050

TJX Companies, Inc.               4,518,946                 149,408

                                                            363,041

GENERAL MERCHANDISE STORES -
1.8%

Consolidated Stores Corp. (a)     1,678,200                 26,222

Dayton Hudson Corp.               1,876,100                 121,360

Federated Department Stores,      2,575,240                 132,142
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Hudson's Bay Co. (g)              642,800                  $ 7,681

Wal-Mart Stores, Inc.             3,825,900                 161,644

                                                            449,049

GROCERY STORES - 0.2%

Albertson's, Inc.                 1,013,400                 50,353

TOTAL RETAIL & WHOLESALE                                    862,443

SERVICES - 1.5%

LEASING & RENTAL - 0.2%

Ryder Systems, Inc.               1,761,200                 41,498

PRINTING - 0.3%

Donnelley (R.R.) & Sons Co.       1,302,600                 45,591

New England Business Service,     587,800                   16,863
Inc.

Wallace Computer Services,        513,100                   12,475
Inc.

                                                            74,929

SERVICES - 1.0%

ACNielsen Corp. (a)               1,474,433                 42,666

Block (H&R), Inc.                 102,700                   5,610

Dun & Bradstreet Corp.            327,000                   10,382

Edperbrascan Corp. Class A        7,136,569                 103,284
(ltd. vtg.)

Manpower, Inc.                    609,500                   14,095

Modis Professional Services,      1,003,500                 14,551
Inc. (a)

Viad Corp.                        1,966,500                 65,017

                                                            255,605

TOTAL SERVICES                                              372,032

TECHNOLOGY - 2.5%

COMPUTER SERVICES & SOFTWARE
- 1.9%

Electronic Data Systems Corp.     711,900                   42,936

International Business            1,753,000                 220,330
Machines Corp.

NCR Corp. (a)                     337,900                   15,839

Unisys Corp. (a)                  4,529,771                 184,871

                                                            463,976

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Compaq Computer Corp.             1,628,900                $ 39,094

Xerox Corp.                       251,086                   12,240

                                                            51,334

ELECTRONIC INSTRUMENTS - 0.1%

Thermo Electron Corp. (a)         1,236,100                 21,245

ELECTRONICS - 0.3%

Motorola, Inc.                    881,500                   80,437

TOTAL TECHNOLOGY                                            616,992

TRANSPORTATION - 1.4%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                     680,000                   44,115

RAILROADS - 1.2%

Burlington Northern Santa Fe      4,668,400                 149,389
Corp.

CSX Corp.                         2,186,000                 105,884

Union Pacific Corp.               828,400                   44,992

                                                            300,265

TOTAL TRANSPORTATION                                        344,380

UTILITIES - 11.4%

CELLULAR - 0.3%

ALLTEL Corp.                      1,143,200                 82,096

ELECTRIC UTILITY - 3.0%

Allegheny Energy, Inc.            2,456,600                 82,910

American Electric Power Co.,      2,031,100                 71,850
Inc.

Avista Corp.                      1,445,700                 24,306

Central & South West Corp.        911,600                   19,428

CILCORP, Inc.                     255,700                   16,365

Cinergy Corp.                     1,083,198                 32,428

CMS Energy Corp.                  767,900                   28,700

Consolidated Edison, Inc.         1,007,350                 43,820

DPL, Inc.                         2,145,975                 41,176

Duke Energy Corp.                 855,427                   45,284

Entergy Corp.                     5,499,600                 166,707

Niagara Mohawk Holdings, Inc.     3,055,600                 48,126
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

PG&E Corp.                        3,118,898                $ 98,635

Pinnacle West Capital Corp.       485,200                   19,378

                                                            739,113

GAS - 0.3%

Questar Corp.                     1,429,300                 26,889

Sempra Energy                     1,945,851                 43,174

                                                            70,063

TELEPHONE SERVICES - 7.8%

Ameritech Corp.                   3,687,800                 270,131

AT&T Corp.                        8,587,550                 446,016

Bell Atlantic Corp.               5,526,192                 352,295

BellSouth Corp.                   2,467,100                 118,421

CenturyTel, Inc.                  400,000                   17,100

GTE Corp.                         2,563,400                 188,891

MCI WorldCom, Inc. (a)            2,763,693                 228,005

Pathnet, Inc. warrants            1,040                     10
4/15/08 (a)(g)

SBC Communications, Inc.          4,051,100                 231,672

Sprint Corp. (FON Group)          1,030,800                 53,279

                                                            1,905,820

TOTAL UTILITIES                                             2,797,092

TOTAL COMMON STOCKS                                         22,901,923
(Cost $14,499,769)

PREFERRED STOCKS - 3.8%



CONVERTIBLE PREFERRED STOCKS
- 3.8%

BASIC INDUSTRIES - 0.4%

CHEMICALS & PLASTICS - 0.3%

Hercules Trust II $0.00           31,600                    31,284

Monsanto Co. $1.625 ACES          939,300                   38,511

                                                            69,795

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - 0.1%

Georgia-Pacific Corp. $3.75       631,600                  $ 29,962
(a)

TOTAL BASIC INDUSTRIES                                      99,757

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Automatic Common Exchangeable     465,300                   7,096
Securities Trust II
(Republic Industries) $1.55
ACES

ENERGY - 0.2%

OIL & GAS - 0.2%

Apache Corp. $2.015 ACES          368,200                   14,153

Coastal Corp. (The) $0.00         741,500                   15,989

Tosco Financing Trust $2.875      76,600                    3,706
(a)(g)

                                                            33,848

FINANCE - 0.7%

CREDIT & OTHER FINANCE - 0.6%

Federal-Mogul Financing Trust     990,000                   55,069
$3.50

Union Pacific Capital Trust:

$3.125                            823,100                   40,435

$3.125 TIDES (g)                  817,600                   40,165

                                                            135,669

INSURANCE - 0.1%

Conseco, Inc. $3.50 PRIDES        600,500                   22,669

SECURITIES INDUSTRY - 0.0%

Merrill Lynch & Co., Inc.         156,500                   3,287
(IMC Global) $2.39 STRYPES

TOTAL FINANCE                                               161,625

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.2%

Loral Space & Communications
Ltd. Series C:

$3.00 (g)                         388,600                   20,402

$3.00                             418,500                   21,971

                                                            42,373

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll Rand Co./Ingersoll      1,126,900                $ 30,849
Rand Finance $0.195 Growth
PRIDES

TOTAL INDUSTRIAL MACHINERY &                                73,222
EQUIPMENT

MEDIA & LEISURE - 1.1%

BROADCASTING - 0.7%

Evergreen Media Corp. $3.00       193,800                   20,349
(g)

MediaOne Group, Inc.:

(Vodafone AirTouch PLC) $3.63     528,700                   49,698
PIES

Class D $2.25                     763,500                   109,562

                                                            179,609

ENTERTAINMENT - 0.2%

Premier Parks, Inc. $4.05 PIES    581,100                   40,677

PUBLISHING - 0.2%

Readers Digest Automatic          985,200                   31,342
Common Exchange Trust $1.93
TRACES

Taylor (J.N.) Holdings Ltd.       956,400                   0
9.5% (a)

Tribune Co. (The Learning         216,300                   5,624
Co., Inc.) $1.75 DECS

                                                            36,966

TOTAL MEDIA & LEISURE                                       257,252

NONDURABLES - 0.3%

BEVERAGES - 0.2%

Seagram Co. Ltd. $3.76            950,900                   47,902

FOODS - 0.1%

Chiquita Brands
International, Inc.:

Series A, $2.875                  474,500                   14,769

Series B, $3.75                   178,500                   7,095

                                                            21,864

TOTAL NONDURABLES                                           69,766

PREFERRED STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

RETAIL & WHOLESALE - 0.1%

GENERAL MERCHANDISE STORES -
0.1%

K mart Financing I $3.875         607,400                  $ 33,027

UTILITIES - 0.7%

ELECTRIC UTILITY - 0.6%

Houston Industries, Inc.          612,600                   74,163
(Time Warner) $3.216 ACES

NiSource, Inc. $3.875 PIES        606,800                   28,975

Texas Utilities Co. $1.6575       869,700                   39,789
growth PRIDES

                                                            142,927

GAS - 0.1%

Enron Corp. Series J, $10.50      31,800                    36,983

TOTAL UTILITIES                                             179,910

TOTAL CONVERTIBLE PREFERRED                                 915,503
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

California Federal Preferred      63,160                    1,642
Capital Corp. $2.2812

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CSC Holdings, Inc. 11.125%        42,331                    4,593
pay-in-kind

PUBLISHING - 0.0%

PRIMEDIA, Inc. 8.625%             12,245                    1,102

TOTAL MEDIA & LEISURE                                       5,695

TOTAL NONCONVERTIBLE                                        7,337
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                      922,840
(Cost $746,374)



CORPORATE BONDS - 1.7%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 1.3%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Liberty Property LP 8.3%          Ba2       $ 1,358                            $ 1,601
7/1/01

DURABLES - 0.1%

CONSUMER ELECTRONICS - 0.1%

Sunbeam Corp. 0% 3/25/18 (g)      Caa2       128,730                            21,080

FINANCE - 0.0%

INSURANCE - 0.0%

Loews Corp. 3.125% 9/15/07        A2         9,210                              7,616

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.1%

Jacor Communications, Inc.        Ba3        18,492                             20,341
liquid yield  option notes:
0% 6/12/11

 0% 2/9/18                        Ba3        7,150                              4,084

                                                                                24,425

PUBLISHING - 0.3%

News America Holdings, Inc.       Baa3       99,380                             71,802
liquid yield  option notes
0% 3/11/13

TOTAL MEDIA & LEISURE                                                           96,227

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         1,680                              1,588
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.1%

APPAREL STORES - 0.1%

Baker (J.), Inc. 7% 6/1/02        B3         13,300                             11,230

Charming Shoppes, Inc. 7.5%       B2         5,338                              5,685
7/15/06

                                                                                16,915

DRUG STORES - 0.0%

Rite Aid Corp. 5.25% 9/15/02      Baa2       520                                503
(g)

TOTAL RETAIL & WHOLESALE                                                        17,418

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

SERVICES - 0.2%

ADT Operations, Inc. liquid       Baa1      $ 19,295                           $ 51,224
yield option notes 0% 7/6/10

TECHNOLOGY - 0.4%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Softkey International, Inc.       -          29,030                             28,667
5.5% 11/1/00 (g)

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

Quantum Corp. 7% 8/1/04           B2         16,080                             14,874

ELECTRONICS - 0.2%

Micron Technology, Inc. 7%        B2         36,417                             42,517
7/1/04

Solectron Corp. 0% 1/27/19 (g)    Baa3       24,870                             14,269

                                                                                56,786

TOTAL TECHNOLOGY                                                                100,327

UTILITIES - 0.1%

TELEPHONE SERVICES - 0.1%

Cam-Net Communications            -          4,225                              0
Network, Inc. 11.5% 4/4/00
(d)

Telefonos de Mexico SA de CV      BB         19,710                             20,351
4.25% 6/15/04

                                                                                20,351

TOTAL CONVERTIBLE BONDS                                                         317,432

NONCONVERTIBLE BONDS - 0.4%

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Lyondell Chemical Co. 9.875%      Ba3        2,660                              2,687
5/1/07 (g)

ENERGY - 0.0%

ENERGY SERVICES - 0.0%

RBF Finance Co. 11.375%           Ba3        3,030                              3,136
3/15/09

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

Macsaver Financial Services,      Ba2        2,000                              1,590
Inc. 7.875% 8/1/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Tenet Healthcare Corp. 8.125%     Ba3       $ 4,440                            $ 4,129
12/1/08

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         6,660                              6,061

9.875% 3/1/07                     B1         3,920                              4,038

Century Communications Corp.,     Ba3        1,910                              821
Series B, 0% 1/15/08

Charter Communications            B2         3,330                              3,164
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09
(g)

CSC Holdings, Inc. 7.875%         Ba2        1,200                              1,115
2/15/18

Falcon Holding Group              B2         3,630                              2,487
LP/Falcon Funding Corp. 0%
4/15/10 (e)

NTL Communications Corp.          B3         12,950                             13,921
11.5% 10/1/08

Telewest PLC 0% 10/1/07 (e)       B1         3,640                              3,240

                                                                                34,847

ENTERTAINMENT - 0.0%

Regal Cinemas, Inc. 8.875%        B3         4,330                              3,778
12/15/10

LODGING & GAMING - 0.0%

HMH Properties, Inc. 7.875%       Ba2        2,110                              1,920
8/1/08

RESTAURANTS - 0.0%

Domino's, Inc. 10.375% 1/15/09    B3         2,220                              2,253

TOTAL MEDIA & LEISURE                                                           42,798

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          B2         3,910                              3,597
Corp. 9% 11/1/06

UTILITIES - 0.2%

CELLULAR - 0.1%

Nextel Communications, Inc.:

0% 10/31/07 (e)                   B2         9,230                              6,553

12% 11/1/08                       B2         4,160                              4,659

                                                                                11,212

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 0.1%

GST Network Funding, Inc. 0%      -         $ 3,190                            $ 1,914
5/1/08 (e)(g)

ICG Services, Inc. 0% 5/1/08      B3         2,795                              1,537
(e)

Intermedia Communications,        B2         1,540                              1,382
Inc. 8.6% 6/1/08

Level 3 Communications, Inc.      B3         3,230                              1,890
0% 12/1/08 (e)

McLeodUSA, Inc. 9.5% 11/1/08      B2         1,970                              1,931

NEXTLINK Communications, Inc.     B3         5,550                              5,300
9.625% 10/1/07

Pathnet, Inc. 12.25% 4/15/08      -          1,040                              551

Rhythms NetConnections, Inc.      B3         3,330                              3,080
12.75% 4/15/09 (g)

Teligent, Inc. 0% 3/1/08 (e)      Caa1       6,110                              3,467

WinStar Communications, Inc.:

0% 10/15/05 (e)                   Caa1       1,280                              1,094

15% 3/1/07                        CCC        1,660                              2,040

                                                                                24,186

TOTAL UTILITIES                                                                 35,398

TOTAL NONCONVERTIBLE BONDS                                                      93,335

TOTAL CORPORATE BONDS                                                           410,767
(Cost $355,745)

COMMERCIAL MORTGAGE
SECURITIES - 0.0%



Bardell Associates Note Trust     -          2,454                              2,608
12.5%, 11/1/08 (d) (Cost
$2,501)

INDEXED SECURITIES - 0.0%



OTHER SECURITIES - 0.0%

Merrill Lynch & Co. Inc.          Aa3        5,000                              5,575
Japan Index equity
participation securities 0%,
1/31/00 (Cost $4,188)



CASH EQUIVALENTS - 1.2%

                               SHARES                      VALUE (NOTE 1) (000S)

Central Cash Collateral Fund,   59,387,548                 $ 59,388
5.06% (c)

Taxable Central Cash Fund,      233,477,559                 233,478
5.06% (c)

TOTAL CASH EQUIVALENTS                                      292,866
(Cost $292,866)

TOTAL INVESTMENT PORTFOLIO -                                24,536,579
100.3%
(Cost $15,901,443)

NET OTHER ASSETS - (0.3%)                                   (75,905)

NET ASSETS - 100%                                         $ 24,460,674


SECURITY TYPE ABBREVIATIONS

ACES                         -   Automatic Common Exchange
                                 Securities

DECS                         -   Dividend Enhanced Convertible
                                 Stock/Debt Exchangeable for
                                 Common Stock

PIES                         -   Premium Income  Equity
                                 Securities

PRIDES                       -   Preferred Redeemable
                                 Increased Dividend  Equity
                                 Securities

STRYPES                      -   Structured Yield Product
                                 Exchangeable for Common Stock

TIDES                        -   Term Income Deferred Equity
                                 Securities

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding
is as follows:

SECURITY                       ACQUISITION DATE  ACQUISITION COST (000S)

Bardell Associates Note Trust  4/19/94           $ 2,494
 12.5%, 11/1/08

Cam-Net  Communications        4/12/96           $ 3,413
Network, Inc. 11.5% 4/4/00

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $167,677,000 or 0.7% of net assets.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $15,910,358,000. Net unrealized appreciation aggregated $8,626,221,000, of which $9,362,450,000 related to appreciated investment securities and $736,229,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)            JULY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 24,536,579
value (cost $15,901,443) -
See accompanying schedule

Receivable for investments                 117,803
sold

Receivable for fund shares                 21,224
sold

Dividends receivable                       34,133

Interest receivable                        4,006

Other receivables                          249

 TOTAL ASSETS                              24,713,994

LIABILITIES

Payable for investments        $ 144,881
purchased

Payable for fund shares         35,045
redeemed

Accrued management fee          10,170

Other payables and accrued      3,836
expenses

Collateral on securities        59,388
loaned, at value

 TOTAL LIABILITIES                         253,320

NET ASSETS                                $ 24,460,674

Net Assets consist of:

Paid in capital                           $ 14,407,836

Undistributed net investment               41,457
income

Accumulated undistributed net              1,376,220
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                8,635,161
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 408,625                   $ 24,460,674
shares outstanding

NET ASSET VALUE, offering                  $59.86
price and redemption price
per share ($24,460,674
(divided by) 408,625 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        SIX
                            MONTHS ENDED JULY 31, 1999
                                           (UNAUDITED)

INVESTMENT INCOME                            $ 249,826
Dividends (including $155
received from affiliated
issuers)

Interest                                      14,910

Security lending                              279

                                              265,015

Less foreign taxes withheld                   (7,002)

 TOTAL INCOME                                 258,013

EXPENSES

Management fee                   $ 58,456

Transfer agent fees               23,138

Accounting and security           573
lending fees

Non-interested trustees'          65
compensation

Custodian fees and expenses       429

Registration fees                 46

Audit                             74

Legal                             5

Miscellaneous                     370

 Total expenses before            83,156
reductions

 Expense reductions               (2,087)     81,069

NET INVESTMENT INCOME                         176,944

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,379,927
(including realized gain
(loss) of   $625 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (349)       1,379,578

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            740,650

 Assets and liabilities in        (128)       740,522
foreign currencies

NET GAIN (LOSS)                               2,120,100

NET INCREASE (DECREASE) IN                   $ 2,297,044
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JULY 31,  YEAR ENDED JANUARY 31, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 176,944                  $ 360,230
income

 Net realized gain (loss)         1,379,578                  1,218,566

 Change in net unrealized         740,522                    1,066,198
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       2,297,044                  2,644,994
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (156,096)                  (359,850)
From net investment income

 From net realized gain           (321,283)                  (993,948)

 TOTAL DISTRIBUTIONS              (477,379)                  (1,353,798)

Share transactions Net            2,355,391                  6,654,024
proceeds from sales of shares

 Reinvestment of distributions    463,339                    1,317,537

 Cost of shares redeemed          (3,444,306)                (7,268,343)

 NET INCREASE (DECREASE) IN       (625,576)                  703,218
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,194,089                  1,994,414
IN NET ASSETS

NET ASSETS

 Beginning of period              23,266,585                 21,272,171

 End of period (including        $ 24,460,674               $ 23,266,585
undistributed net investment
income of $41,457 and
$20,609, respectively)

OTHER INFORMATION
Shares

 Sold                             40,005                     120,581

 Issued in reinvestment of        8,225                      24,642
distributions

 Redeemed                         (59,101)                   (133,223)

 Net increase (decrease)          (10,871)                   12,000


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JULY 31, 1999  YEARS ENDED JANUARY 31,

                               (UNAUDITED)                     1999                 1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 55.46                         $ 52.20              $ 44.47   $ 39.15   $ 30.89   $ 35.19
period

Income from Investment
Operations

Net investment income           .43 D                           .85 D                .94 D     1.01 D    .93       1.02

Net realized  and unrealized    5.13                            5.65                 9.79      7.17      9.65      (2.12)
gain (loss)

Total from investment           5.56                            6.50                 10.73     8.18      10.58     (1.10)
operations

Less Distributions

 From net investment income     (.38)                           (.85)                (.96)     (1.02)    (.96)     (.98)

From net realized gain          (.78)                           (2.39)               (2.04)    (1.84)    (1.36)    (2.22)

Total distributions             (1.16)                          (3.24)               (3.00)    (2.86)    (2.32)    (3.20)

Net asset value,  end of       $ 59.86                         $ 55.46              $ 52.20   $ 44.47   $ 39.15   $ 30.89
period

TOTAL RETURN B, C               10.16%                          12.79%               24.69%    21.74%    35.21%    (3.01)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 24,461                        $ 23,267             $ 21,272  $ 15,024  $ 11,010  $ 7,439
(in millions)

Ratio of expenses to average    .69% A                          .67%                 .67%      .68%      .68%      .70%
net assets

Ratio of expenses to average    .67% A, E                       .66% E               .65% E    .66% E    .67% E    .69% E
net assets after expense
reductions

Ratio of net investment         1.47% A                         1.54%                1.90%     2.46%     2.86%     3.37%
income to average net assets

Portfolio turnover rate         26% A                           30%                  23%       30%       39%       50%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts and foreign currency options, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar

2. OPERATING POLICIES - CONTINUED

FOREIGN CURRENCY CONTRACTS - CONTINUED

value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

INDEXED SECURITIES. The fund may invest in indexed securities whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. The fund uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Gains (losses) realized upon the sale of indexed securities are included in realized gains (losses) on investment securities.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES - CONTINUED

period, restricted securities (excluding 144A issues) amounted to $2,608,000 or .01% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $3,081,310,000 and $4,152,183,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .47% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $431,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

5. SECURITY LENDING - CONTINUED

At period end, the value of the securities loaned amounted to $73,327,000. The fund received cash collateral of $59,388,000, which was invested in the Central Cash Collateral Fund, and U.S. Treasury obligations valued at $16,372,000.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,341,000 under this arrangement.

In addition, the fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $746,000 under this arrangement.

7. TRANSACTIONS WITH
AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS               PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

Footstar Inc.                      $ -                $ -             $ -                  $ 40,693

Fremont General Corp.               -                  1,602           -                    -

Highlands Insurance Group           -                  -               -                    8,024

Inland Steel Industries Inc.        -                  9,301           -                    -

Ryerson Tull Inc.                   5,411              -               155                  33,163

TOTALS                             $ 5,411            $ 10,903        $ 155                $ 81,880


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Stephen R. Petersen, Vice President
Richard A. Spillane, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann  *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

* INDEPENDENT TRUSTEES

EQU-SANN-0999  83809
1.536123.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
Fidelity Automated Service
 Telephone (FASTSM)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
UTILITIES
FUND

SEMIANNUAL REPORT
JULY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  13  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 17  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In July, the steadily growing U.S. economy again sparked fears of inflation and posed the threat of another Federal Reserve Board interest-rate hike at its August policy meeting. Despite rising profits and continued productivity gains at many U.S. corporations, stock and bond markets sold off sharply toward the month's end. Renewed jitters about inflation were sparked by a government report that showed a larger-than-expected increase in the employment-cost index.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY UTILITIES              10.25%         31.57%       169.59%       355.92%

S&P 500 (registered trademark)  4.50%          20.20%       220.67%       396.75%

Russell 3000 Utilities          10.46%         41.88%       194.41%       342.99%

Utility Funds Average           6.82%          17.82%       114.76%       242.41%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks - and the Russell 3000 Utilities Index - a market capitalization-weighted index comprised of over 200 utility stocks that are included in the Russell 3000 Index. To measure how the fund's performance stacked up against its peers, you can compare it to the utility funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 104 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY UTILITIES             31.57%       21.94%        16.38%

S&P 500                        20.20%       26.25%        17.38%

Russell 3000 Utilities         41.88%       24.11%        16.05%

Utility Funds Average          17.82%       16.39%        12.88%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Utilities                   S&P 500
Russell 3000 Utilities
             00311                       SP001
RS018
  1989/07/31      10000.00                    10000.00
   10000.00
  1989/08/31       9895.33                    10196.00
    9981.00
  1989/09/30       9944.24                    10154.20
   10258.47
  1989/10/31       9976.92                     9918.62
   10246.16
  1989/11/30      10295.59                    10120.96
   10518.71
  1989/12/31      10773.87                    10363.86
   11135.11
  1990/01/31      10226.63                     9668.45
   10057.23
  1990/02/28      10252.28                     9793.17
   10060.24
  1990/03/31      10243.25                    10052.69
   10285.59
  1990/04/30       9830.00                     9801.37
    9808.34
  1990/05/31      10304.80                    10757.01
   10494.93
  1990/06/30      10348.62                    10683.86
   10204.22
  1990/07/31      10357.55                    10649.67
   10074.62
  1990/08/31       9830.74                     9686.94
    9216.27
  1990/09/30       9982.54                     9215.19
    9363.73
  1990/10/31      10590.56                     9175.56
    9959.26
  1990/11/30      10826.51                     9768.30
   10089.73
  1990/12/31      10972.87                    10040.84
   10212.82
  1991/01/31      10926.34                    10478.62
   10150.52
  1991/02/28      11317.23                    11227.84
   10540.30
  1991/03/31      11451.32                    11499.55
   10779.57
  1991/04/30      11451.32                    11527.15
   10801.13
  1991/05/31      11451.32                    12025.12
   10690.95
  1991/06/30      11365.79                    11474.37
   10616.12
  1991/07/31      11721.88                    12009.08
   10979.19
  1991/08/31      12010.59                    12293.69
   11208.65
  1991/09/30      12390.70                    12088.39
   11441.79
  1991/10/31      12546.80                    12250.37
   11628.30
  1991/11/30      12644.37                    11756.68
   11516.66
  1991/12/31      13297.19                    13101.65
   12380.41
  1992/01/31      12859.92                    12857.96
   11893.86
  1992/02/29      12810.22                    13025.11
   11675.02
  1992/03/31      12661.34                    12771.12
   11628.32
  1992/04/30      13076.64                    13146.59
   12237.64
  1992/05/31      13339.99                    13211.01
   12172.78
  1992/06/30      13472.54                    13014.17
   12317.64
  1992/07/31      14200.51                    13546.45
   13115.82
  1992/08/31      14221.01                    13268.74
   12989.91
  1992/09/30      14262.14                    13425.32
   13156.18
  1992/10/31      14241.40                    13472.30
   13093.03
  1992/11/30      14376.24                    13931.71
   13320.85
  1992/12/31      14746.67                    14103.07
   13890.98
  1993/01/31      14907.07                    14221.54
   14114.62
  1993/02/28      15698.41                    14414.95
   14996.79
  1993/03/31      16120.81                    14719.10
   15331.22
  1993/04/30      15968.83                    14362.90
   15141.11
  1993/05/31      16012.25                    14747.83
   15374.28
  1993/06/30      16765.87                    14790.60
   16029.23
  1993/07/31      16973.94                    14731.43
   16373.86
  1993/08/31      17751.45                    15289.75
   17009.16
  1993/09/30      17762.14                    15172.02
   16859.48
  1993/10/31      17618.63                    15486.08
   16817.33
  1993/11/30      16890.04                    15338.97
   15828.47
  1993/12/31      17048.23                    15524.57
   15883.87
  1994/01/31      17789.45                    16052.40
   15996.65
  1994/02/28      17059.46                    15617.38
   15134.43
  1994/03/31      16413.99                    14936.47
   14633.48
  1994/04/30      16829.54                    15127.65
   14971.51
  1994/05/31      16529.42                    15375.75
   14719.99
  1994/06/30      16399.09                    14999.04
   14515.38
  1994/07/31      16911.20                    15491.01
   15046.65
  1994/08/31      17039.23                    16126.14
   15168.52
  1994/09/30      16584.14                    15731.05
   14845.43
  1994/10/31      16572.40                    16085.00
   14976.07
  1994/11/30      16044.24                    15499.18
   14484.86
  1994/12/31      16146.91                    15729.04
   14593.50
  1995/01/31      16653.82                    16136.89
   15404.89
  1995/02/28      16888.73                    16765.74
   15512.73
  1995/03/31      16977.27                    17260.50
   15424.31
  1995/04/30      17488.70                    17768.82
   15779.06
  1995/05/31      17887.88                    18479.04
   16189.32
  1995/06/30      18004.02                    18908.31
   16509.87
  1995/07/31      18533.17                    19535.31
   16953.98
  1995/08/31      18936.34                    19584.34
   17450.74
  1995/09/30      19811.65                    20410.80
   18605.97
  1995/10/31      19900.66                    20337.94
   18788.31
  1995/11/30      20409.30                    21230.77
   19165.96
  1995/12/31      21091.65                    21639.68
   20034.18
  1996/01/31      21417.94                    22376.29
   20462.59
  1996/02/29      20856.71                    22583.72
   19941.61
  1996/03/31      20692.52                    22801.20
   19666.61
  1996/04/30      21341.65                    23137.29
   19823.34
  1996/05/31      21301.90                    23734.00
   19952.13
  1996/06/30      21796.56                    23824.43
   20367.05
  1996/07/31      20835.54                    22771.86
   18588.40
  1996/08/31      21142.53                    23252.12
   18584.50
  1996/09/30      21381.09                    24560.75
   18738.39
  1996/10/31      22201.38                    25238.14
   19152.77
  1996/11/30      23384.73                    27145.89
   19998.12
  1996/12/31      23504.19                    26608.13
   20302.37
  1997/01/31      24143.58                    28270.60
   20690.15
  1997/02/28      24213.07                    28492.25
   21019.12
  1997/03/31      23197.26                    27321.50
   19797.91
  1997/04/30      23790.62                    28952.59
   20039.44
  1997/05/31      25033.83                    30715.23
   21075.48
  1997/06/30      25639.91                    32091.27
   21747.79
  1997/07/31      26450.49                    34644.77
   22213.19
  1997/08/31      25725.24                    32703.97
   21615.66
  1997/09/30      27551.36                    34495.17
   23308.17
  1997/10/31      27622.92                    33343.03
   23860.57
  1997/11/30      29598.03                    34886.48
   26299.12
  1997/12/31      30930.44                    35485.48
   27735.05
  1998/01/31      31184.75                    35877.95
   28189.91
  1998/02/28      32345.04                    38465.47
   28674.77
  1998/03/31      34844.96                    40435.28
   31289.91
  1998/04/30      34149.68                    40842.06
   30197.89
  1998/05/31      34036.49                    40139.99
   29865.72
  1998/06/30      34570.91                    41770.47
   30791.55
  1998/07/31      34652.10                    41325.62
   31222.64
  1998/08/31      30657.53                    35350.76
   29130.72
  1998/09/30      33553.09                    37615.33
   32043.79
  1998/10/31      34922.61                    40674.96
   33415.27
  1998/11/30      36080.17                    43140.27
   34444.46
  1998/12/31      39757.11                    45626.01
   38169.97
  1999/01/31      41352.20                    47534.09
   40102.63
  1999/02/28      40683.29                    46056.73
   38845.41
  1999/03/31      41179.61                    47899.46
   39605.97
  1999/04/30      43841.06                    49754.61
   42163.44
  1999/05/31      45007.72                    48579.90
   43788.50
  1999/06/30      45865.71                    51276.09
   44972.76
  1999/07/30      45591.72                    49675.25
   44298.62
IMATRL PRASUN   SHR__CHT 19990731 19990811 142253 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Utilities Fund on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment would have grown to $45,592 - a 355.92% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index and the Russell 3000 Utilities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 in the S&P 500 Index would have grown to $49,675 - a 396.75% increase. If $10,000 was put in the Russell 3000 Utilities Index, it would have grown to $44,299 - a 342.99% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Federal Reserve Board monetary
policy, the Internet craze and Y2K
concerns were but three factors
influencing the direction of the U.S.
stock market for the six months that
ended July 31, 1999. The Fed's
decision to cut interest rates last
fall resulted in a phase of broader
market participation as smaller
companies - which tend to rely
on borrowed money to fund growth
- gained some ground on their
larger counterparts. The Russell
2000 Index, a gauge of small-stock
performance, easily outpaced the
Standard & Poor's 500 Index in
the second quarter of 1999. For the
six-month period, however, the
Russell 2000 returned 4.89%, while
the S&P 500 returned 4.50% and the
Dow Jones Industrial Average - an
index of 30 blue-chip stocks -
returned 14.70%. Investors' love
affair with Internet stocks continued
through much of the period, with
many valuations reaching record
peaks around April. Technology
stocks benefited, as did stocks of
telecommunications companies with
Internet exposure. As the period
drew to a close, however, Internet
stocks appeared to have cooled
some and investor concerns over Y2K
- particularly the spending freeze
it could cause within the technology
sector - took hold. The Fed's late
June decision to raise interest rates
only slightly was well-received by
the market, as was its switch to a
neutral stance regarding future rate
hikes.

(photograph of Peter Saperstone)

An interview with Peter Saperstone, Portfolio Manager of Fidelity
Utilities Fund

Q. HOW DID THE FUND PERFORM, PETER?

A. For the six-month period that ended July 31, 1999, the fund had a total return of 10.25%, which slightly underperformed the 10.46% return for the Russell 3000 Utilities Index. During the same period, the fund outpaced the utility funds average, tracked by Lipper Inc., which returned 6.82%. For the 12 months that ended July 31, 1999, the fund posted a total return of 31.57%, while the Russell 3000 Utilities Index and the utility funds average returned 41.88% and 17.82%, respectively.

Q. WHAT FACTORS CAUSED THE FUND TO OUTPERFORM THE LIPPER AVERAGE, YET LAG THE RUSSELL INDEX?

A. The fund is essentially a combination of telecommunications stocks and electric utilities. While it's impossible to tell with certainty what my competitors were investing in, the majority of the fund's strong performance came from its large concentration of telecommunications holdings. These holdings included telephone services and cellular companies, which accounted for approximately 57% of the fund's investments, with 19% of the fund's investments in electric utilities. The fund underperformed the Russell 3000 Utilities Index because I underweighted the top-performing telephone services stocks relative to this benchmark, which maintains approximately 80% of its holdings in telecommunications.

Q. TELECOMMUNICATIONS STOCKS CONTINUED TO OUTPERFORM OTHER SECTORS OF THE INDUSTRY. ARE YOU AT ALL CONCERNED ABOUT HIGH VALUATIONS?

A. I tend to look at price/earnings ratios - the price of a stock divided by its earnings per share - to growth rates of the companies that I invest in. On that basis, I still favor telecommunications stocks over electric utilities. In fact, I think valuations are quite attractive today, as the stocks have been hurt on concerns about increased competition. Competition is occurring, yet the demand for telecommunications services continues to grow at an impressive rate. The strong growth of the Internet and data services for both businesses and residential use should benefit the industry over the long-term.

Q. WHICH STOCKS PROVIDED THE BIGGEST BOOST TO THE FUND'S TOTAL RETURN?

A. While shares of MCI WorldCom dropped late in the period, it was a top contributor overall as the company benefited from continued demand for Internet, data, local and international services and from cost synergies from the MCI deal. In addition, shares of AES and Calpine, two independent power producers, added nicely to performance.

Q. WHICH HOLDINGS TURNED OUT TO BE DISAPPOINTMENTS?

A. The fund's holdings in TALK.com hurt performance as there were concerns about the potential termination of the company's exclusive agreement to provide long-distance services to America Online subscribers. Duke Energy and CMS Energy were two electric utility stocks that detracted from performance. Shares of Duke Energy were sold off by investors due to negative reaction to recent acquisitions, which had the potential to dilute earnings. CMS Energy suffered along with the majority of the utility sector late in the period as investors worried about the growth prospects for the group.

Q. WHAT'S YOUR OUTLOOK?

A. As I alluded to earlier, I think the telecommunications sector over the next six months could be a bit volatile. This is due to the RBOCs moving closer to entering the long-distance market which will add to this competitive environment. At the same time, I think much of the concern about increased competition in the long-distance arena has been priced into the stocks. Longer-term, I remain optimistic about the fundamental business outlook for utilities, especially in the telecommunications sector.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high total return through
a combination of current
income and capital
appreciation

FUND NUMBER: 311

TRADING SYMBOL: FIUIX

START DATE: November 27,
1987

SIZE: as of July 31, 1999,
more than $2.6 billion

MANAGER: Peter Saperstone,
since 1998; manager, several
Fidelity Select Portfolios,
1996-
1998; joined Fidelity in
1995

PETER SAPERSTONE ON
CONSOLIDATION IN THE
TELECOMMUNICATIONS INDUSTRY:

"Consolidation is being driven
primarily by deregulation,
competition and new technology.
On the deregulation side,
long-distance companies are now
operating in the local markets,
while regional Bell companies are
moving closer to entering the
long-distance market. As these
regional barriers break down,
companies have chosen to buy
versus build operations in order to
accelerate time to market.
Examples of this are, AT&T buying
Tele-Communications (TCI Group),
MCI WorldCom buying MFS
Communications and Quest's
takeover bid for US West to enter
the local markets.

"In addition to regional
deregulation, the need to bundle
services such as data, voice, wireless
and Internet services under one roof
is another factor driving
consolidation. Companies such as
MCI WorldCom may need to expand
their wireless offerings to provide
complete bundled service to their
customers. Likewise, AT&T may look
to expand its data and Internet
services further. In summary, the
combination of geographical,
product and technological needs
have created a fertile
environment for further
consolidation in the industry."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JULY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

MCI WorldCom, Inc.              13.4                     15.2

AT&T Corp.                      7.2                      5.8

Ameritech Corp.                 5.5                      2.0

SBC Communications, Inc.        5.4                      2.4

Vodafone AirTouch PLC           5.2                      0.0
sponsored ADR

MediaOne Group, Inc.            4.8                      0.0

AES Corp.                       4.5                      0.0

Sprint Corp. (FON Group)        3.6                      2.3

BellSouth Corp.                 3.1                      2.8

Bell Atlantic Corp.             2.7                      3.5

TOP UTILITY INDUSTRIES AS OF
JULY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE UTILITY INDUSTRIES 6
                                                        MONTHS AGO

Telephone Services              48.8                     55.1

Electric Utility                19.0                     13.2

Cellular                        8.0                      0.6




ASSET ALLOCATION (% OF FUND'S

INVESTMENTS)


AS OF JULY 31, 1999 *                                          AS OF JANUARY 31, 1999 **

Stocks                          92.4%                          Stocks                               82.0%

Convertible  Securities          0.3%                          Convertible  Securities               3.7%

Short-term  Investments          7.3%                          Short-Term  Investments              14.3%

* FOREIGN INVESTMENTS            7.1%                          ** FOREIGN INVESTMENTS               3.2%

Row: 1, Col: 1, Value: 92.40000000000001                       Row: 1, Col: 1, Value: 82.0
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                     Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.3                                     Row: 1, Col: 4, Value: 3.7
Row: 1, Col: 5, Value: 0.0                                     Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                     Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.3                                     Row: 1, Col: 8, Value: 14.3






INVESTMENTS JULY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 92.4%

                                 SHARES                     VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 3.8%

Cordant Technologies, Inc.        978,500                   $ 43,849

Howmet International, Inc. (a)    3,034,700                  56,521

                                                             100,370

ENERGY - 1.4%

OIL & GAS - 1.4%

Coastal Corp. (The)               907,000                    35,883

MEDIA & LEISURE - 6.3%

BROADCASTING - 6.3%

AT&T Corp. (Liberty Media         1,105,906                  40,919
Group) Class A (a)

MediaOne Group, Inc.              1,744,300                  126,244

                                                             167,163

SERVICES - 0.2%

Streamline.com, Inc.              750,000                    6,797

TECHNOLOGY - 0.7%

COMPUTER SERVICES & SOFTWARE
- 0.7%

Equant NV (Reg.)                  200,000                    17,788

UTILITIES - 80.0%

CELLULAR - 8.0%

ALLTEL Corp.                      886,000                    63,626

Nextel Communications, Inc.       200,000                    10,713
Class A (a)

Vodafone AirTouch PLC             647,900                    136,383
sponsored ADR

                                                             210,722

ELECTRIC UTILITY - 18.7%

AES Corp. (a)                     2,000,000                  120,000

Calpine Corp. (a)                 834,900                    62,774

Citizens Utilities Co. Class B    458,331                    5,443

CMS Energy Corp.                  1,100,000                  41,113

Consolidated Edison, Inc.         520,000                    22,620

Duke Energy Corp.                 925,593                    48,999

Entergy Corp.                     800,000                    24,250

Illinova Corp.                    66,000                     2,170

IPALCO Enterprises, Inc.          1,000,000                  21,438

Montana Power Co.                 200,000                    13,538

Niagara Mohawk Holdings, Inc.     3,322,300                  52,326
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Northeast Utilities (a)           1,336,800                 $ 25,065

PG&E Corp.                        1,006,800                  31,840

Unicom Corp.                      530,300                    20,814

                                                             492,390

GAS - 4.5%

Columbia Gas System, Inc.         100,000                    5,950

Consolidated Natural Gas Co.      82,800                     5,185

Dynegy, Inc.                      255,100                    6,122

Enron Corp.                       378,223                    32,220

K N Energy, Inc.                  2,192,100                  42,746

KeySpan Corp.                     309,800                    8,597

Williams Companies, Inc.          451,440                    18,989

                                                             119,809

TELEPHONE SERVICES - 48.8%

Ameritech Corp.                   1,980,300                  145,057

AT&T Corp.                        3,653,280                  189,742

BCE, Inc.                         341,000                    16,990

Bell Atlantic Corp.               1,095,700                  69,851

BellSouth Corp.                   1,729,000                  82,992

Cincinnati Bell, Inc.             784,500                    16,671

Frontier Corp.                    300,000                    16,631

GST Telecommunications, Inc.      250,000                    3,750
(a)

GTE Corp.                         640,300                    47,182

Level 3 Communications, Inc.      150,000                    7,950
(a)

MCI WorldCom, Inc. (a)            4,304,797                  355,142

McLeodUSA, Inc. Class A (a)       608,600                    18,144

Qwest Communications              1,288,950                  38,024
International, Inc. (a)

SBC Communications, Inc.          2,479,160                  141,777

Sprint Corp. (FON Group)          1,819,200                  94,030

TALK.com, Inc. (a)                2,562,100                  27,222

TALK.com, Inc. rights 2/28/00     46,605                     0
(a)

Telebras sponsored:

ADR                               160,000                    10

ADR (PFD)                         160,000                    12,220

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

U.S. WEST, Inc.                   50,000                    $ 2,866

WinStar Communications, Inc.      73,100                     3,838
(a)

                                                             1,290,089

TOTAL UTILITIES                                              2,113,010

TOTAL COMMON STOCKS                                          2,441,011
(Cost $1,672,390)

CONVERTIBLE PREFERRED STOCKS
- 0.3%



UTILITIES - 0.3%

ELECTRIC UTILITY - 0.3%

Citizens Utilities Trust          141,300                    7,171
$2.50 EPPICS (Cost $7,065)

CASH EQUIVALENTS - 7.3%



Taxable Central Cash Fund (b)     194,215,146                194,215
(Cost $194,215)

TOTAL INVESTMENT IN                                        $ 2,642,397
SECURITIES - 100%
(Cost $1,873,670)


SECURITY TYPE ABBREVIATIONS

EPPICS                       -   Equity Providing Preferred
                                 Income Convertible Securities

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,877,591,000. Net unrealized appreciation aggregated $764,806,000, of which $811,917,000 related to appreciated investment securities and $47,111,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)          JULY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at            $ 2,642,397
value (cost $1,873,670) -
See accompanying schedule

Receivable for fund shares               4,786
sold

Dividends receivable                     3,903

Interest receivable                      738

Other receivables                        57

 TOTAL ASSETS                            2,651,881

LIABILITIES

Payable for investments         $ 574
purchased

Payable for fund shares          3,801
redeemed

Accrued management fee           1,281

Other payables and accrued       474
expenses

 TOTAL LIABILITIES                       6,130

NET ASSETS                              $ 2,645,751

Net Assets consist of:

Paid in capital                         $ 1,730,553

Undistributed net investment             305
income

Accumulated undistributed net            146,164
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation              768,729
(depreciation) on investments

NET ASSETS, for 106,018                 $ 2,645,751
shares outstanding

NET ASSET VALUE, offering                $24.96
price and redemption price
per share ($2,645,751
(divided by) 106,018 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     SIX
                         MONTHS ENDED JULY 31, 1999
                                        (UNAUDITED)

INVESTMENT INCOME                          $ 15,435
Dividends

Interest (including income on               4,194
securities loaned of $64)

 TOTAL INCOME                               19,629

EXPENSES

Management fee Basic fee         $ 5,899

 Performance adjustment           1,186

Transfer agent fees               2,097

Accounting and security           376
lending fees

Non-interested trustees'          8
compensation

Custodian fees and expenses       33

Registration fees                 136

Audit                             20

Legal                             1

Miscellaneous                     27

 Total expenses before            9,783
reductions

 Expense reductions               (176)     9,607

NET INVESTMENT INCOME                       10,022

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            150,018

 Foreign currency transactions    (94)      149,924

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            72,218

 Assets and liabilities in        (233)     71,985
foreign currencies

NET GAIN (LOSS)                             221,909

NET INCREASE (DECREASE) IN                 $ 231,931
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JULY 31,  YEAR ENDED JANUARY 31, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 10,022                   $ 29,740
income

 Net realized gain (loss)         149,924                    247,638

 Change in net unrealized         71,985                     259,674
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       231,931                    537,052
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,768)                   (29,380)
From net investment income

 From net realized gain           (127,189)                  (111,326)

 TOTAL DISTRIBUTIONS              (138,957)                  (140,706)

Share transactions Net            525,649                    835,843
proceeds from sales of shares

 Reinvestment of distributions    125,692                    126,670

 Cost of shares redeemed          (343,617)                  (852,099)

 NET INCREASE (DECREASE) IN       307,724                    110,414
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       400,698                    506,760
IN NET ASSETS

NET ASSETS

 Beginning of period              2,245,053                  1,738,293

 End of period (including        $ 2,645,751                $ 2,245,053
undistributed net investment
income of $305 and $2,051,
respectively)

OTHER INFORMATION
Shares

 Sold                             21,518                     39,125

 Issued in reinvestment of        5,544                      5,990
distributions

 Redeemed                         (14,161)                   (40,585)

 Net increase (decrease)          12,901                     4,530


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JULY 31, 1999  YEARS ENDED JANUARY 31,

                                 (UNAUDITED)                     1999                 1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.11                         $ 19.62              $ 17.37  $ 16.41  $ 13.47  $ 15.84
period

Income from Investment
Operations

Net investment  income            .10 D                           .35 D                .43 D    .48 D    .54      .55

Net realized  and unrealized      2.22                            5.78                 4.46     1.50     3.22     (1.58)
gain (loss)

Total from investment             2.32                            6.13                 4.89     1.98     3.76     (1.03)
operations

Less Distributions

 From net investment income       (.12)                           (.35)                (.44)    (.48)    (.54)    (.54)

From net  realized gain           (1.35)                          (1.29)               (2.20)   (.54)    (.28)    (.68)

In excess of net realized gain    -                               -                    -        -        -        (.12)

Total distributions               (1.47)                          (1.64)               (2.64)   (1.02)   (.82)    (1.34)

Net asset value,  end of         $ 24.96                         $ 24.11              $ 19.62  $ 17.37  $ 16.41  $ 13.47
period

TOTAL RETURN B, C                 10.25%                          32.60%               29.16%   12.73%   28.61%   (6.38)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,646                         $ 2,245              $ 1,738  $ 1,280  $ 1,546  $ 1,171
millions)

Ratio of expenses to average      .80% A                          .85%                 .87%     .84%     .80%     .88%
net assets

Ratio of expenses to average      .79% A, E                       .83% E               .85% E   .81% E   .77% E   .87% E
net assets after expense
reductions

Ratio of net investment           .82% A                          1.63%                2.34%    2.96%    3.69%    3.87%
income to average net assets

Portfolio turnover rate           58% A                           55%                  57%      56%      98%      98%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Utilities Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $941,654,000 and $651,392,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $28,000 for the period.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end there were no loans outstanding.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $159,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $15,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS              PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE
AFFILIATE

TALK.com, Inc.                    $ -                $ -             $ -                  $ -


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
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1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

UIF-SANN-0999  83652
1.706447.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity (registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
REAL ESTATE INVESTMENT
PORTFOLIO

SEMIANNUAL REPORT
JULY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  14  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 18  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In July, the steadily growing U.S. economy again sparked fears of inflation and posed the threat of another Federal Reserve Board interest-rate hike at its August policy meeting. Despite rising profits and continued productivity gains at many U.S. corporations, stock and bond markets sold off sharply toward the month's end. Renewed jitters about inflation were sparked by a government report that showed a larger-than-expected increase in the employment-cost index.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY REAL ESTATE             4.39%          -4.65%       52.25%        160.86%

S&P 500 (registered trademark)   4.50%          20.20%       220.67%       396.75%

Wilshire Real Estate Securities  4.96%          -3.76%       58.90%        50.43%

Real Estate Funds Average        5.07%          -2.90%       58.42%        95.05%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Wilshire Real Estate Securities Index - a market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs) - and the performance of the S&P 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the real estate funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 132 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY REAL ESTATE               -4.65%       8.77%         10.06%

S&P 500                            20.20%       26.25%        17.38%

Wilshire Real Estate Securities    -3.76%       9.70%         4.17%

Real Estate Funds Average          -2.90%       9.49%         6.73%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Real Estate                 S&P 500
Wilshire Real Estate
             00303                       SP001
WA005
  1989/07/31      10000.00                    10000.00
   10000.00
  1989/08/31      10139.44                    10196.00
    9894.00
  1989/09/30      10019.78                    10154.20
    9872.23
  1989/10/31       9646.06                     9918.62
    9378.62
  1989/11/30       9767.27                    10120.96
    9238.88
  1989/12/31       9808.05                    10363.86
    9235.18
  1990/01/31       9593.27                     9668.45
    8800.21
  1990/02/28       9531.91                     9793.17
    8796.69
  1990/03/31       9583.05                    10052.69
    8776.45
  1990/04/30       9458.73                     9801.37
    8606.19
  1990/05/31       9417.29                    10757.01
    8568.32
  1990/06/30       9562.74                    10683.86
    8584.60
  1990/07/31       9625.72                    10649.67
    8255.81
  1990/08/31       8943.42                     9686.94
    7291.53
  1990/09/30       8496.53                     9215.19
    6446.45
  1990/10/31       8251.64                     9175.56
    5982.30
  1990/11/30       8773.36                     9768.30
    6225.78
  1990/12/31       8955.14                    10040.84
    6145.47
  1991/01/31       9789.94                    10478.62
    6743.42
  1991/02/28      10093.51                    11227.84
    7139.94
  1991/03/31      10761.10                    11499.55
    7776.10
  1991/04/30      11057.58                    11527.15
    7713.12
  1991/05/31      11321.12                    12025.12
    7832.67
  1991/06/30      10956.78                    11474.37
    7446.52
  1991/07/31      11190.14                    12009.08
    7415.25
  1991/08/31      11245.70                    12293.69
    7325.52
  1991/09/30      11571.97                    12088.39
    7242.01
  1991/10/31      11380.79                    12250.37
    7079.06
  1991/11/30      11268.33                    11756.68
    6844.04
  1991/12/31      12464.50                    13101.65
    7376.51
  1992/01/31      13216.47                    12857.96
    7723.94
  1992/02/29      12931.63                    13025.11
    7704.63
  1992/03/31      12852.37                    12771.12
    7538.21
  1992/04/30      12668.11                    13146.59
    7413.08
  1992/05/31      13048.15                    13211.01
    7442.73
  1992/06/30      12898.02                    13014.17
    7218.70
  1992/07/31      13466.37                    13546.45
    7245.41
  1992/08/31      13501.17                    13268.74
    7136.01
  1992/09/30      13874.00                    13425.32
    7407.17
  1992/10/31      14025.82                    13472.30
    7486.43
  1992/11/30      14282.75                    13931.71
    7550.81
  1992/12/31      14896.22                    14103.07
    7922.31
  1993/01/31      15629.21                    14221.54
    8472.91
  1993/02/28      16007.52                    14414.95
    8883.00
  1993/03/31      17160.33                    14719.10
    9479.05
  1993/04/30      16386.27                    14362.90
    8941.59
  1993/05/31      16183.83                    14747.83
    8801.21
  1993/06/30      16605.11                    14790.60
    9031.80
  1993/07/31      16713.24                    14731.43
    9215.14
  1993/08/31      16977.58                    15289.75
    9406.82
  1993/09/30      17761.59                    15172.02
    9832.95
  1993/10/31      17470.81                    15486.08
    9556.64
  1993/11/30      16453.09                    15338.97
    9139.97
  1993/12/31      16759.98                    15524.57
    9129.01
  1994/01/31      16895.84                    16052.40
    9402.88
  1994/02/28      17723.34                    15617.38
    9787.45
  1994/03/31      17089.46                    14936.47
    9334.29
  1994/04/30      17326.12                    15127.65
    9438.84
  1994/05/31      17699.79                    15375.75
    9635.17
  1994/06/30      17170.93                    14999.04
    9445.35
  1994/07/31      17133.22                    15491.01
    9467.08
  1994/08/31      17057.80                    16126.14
    9460.45
  1994/09/30      16854.97                    15731.05
    9302.46
  1994/10/31      16182.29                    16085.00
    8961.99
  1994/11/30      15611.15                    15499.18
    8611.58
  1994/12/31      17101.59                    15729.04
    9278.97
  1995/01/31      16350.16                    16136.89
    8979.26
  1995/02/28      16609.27                    16765.74
    9260.31
  1995/03/31      16675.04                    17260.50
    9314.02
  1995/04/30      16412.64                    17768.82
    9246.96
  1995/05/31      17016.15                    18479.04
    9553.04
  1995/06/30      17371.67                    18908.31
    9719.26
  1995/07/31      17677.13                    19535.31
    9875.74
  1995/08/31      18035.72                    19584.34
    9996.22
  1995/09/30      18356.35                    20410.80
   10180.16
  1995/10/31      17845.71                    20337.94
    9864.57
  1995/11/30      17939.77                    21230.77
    9967.16
  1995/12/31      18968.36                    21639.68
   10545.26
  1996/01/31      19310.01                    22376.29
   10690.78
  1996/02/29      19378.34                    22583.72
   10902.46
  1996/03/31      19393.10                    22801.20
   10990.77
  1996/04/30      19365.45                    23137.29
   11040.23
  1996/05/31      19766.31                    23734.00
   11286.42
  1996/06/30      20088.64                    23824.43
   11512.15
  1996/07/31      20158.63                    22771.86
   11409.69
  1996/08/31      21040.58                    23252.12
   11894.61
  1996/09/30      21716.20                    24560.75
   12191.97
  1996/10/31      22381.99                    25238.14
   12522.37
  1996/11/30      23430.26                    27145.89
   13042.05
  1996/12/31      25839.66                    26608.13
   14433.64
  1997/01/31      26154.95                    28270.60
   14640.04
  1997/02/28      26240.94                    28492.25
   14660.54
  1997/03/31      26247.35                    27321.50
   14710.38
  1997/04/30      25423.05                    28952.59
   14235.24
  1997/05/31      26146.12                    30715.23
   14659.45
  1997/06/30      27554.50                    32091.27
   15386.56
  1997/07/31      28605.87                    34644.77
   15892.77
  1997/08/31      28430.64                    32703.97
   15775.17
  1997/09/30      31293.41                    34495.17
   17767.57
  1997/10/31      30379.95                    33343.03
   17012.45
  1997/11/30      30586.21                    34886.48
   17354.40
  1997/12/31      31367.27                    35485.48
   17741.40
  1998/01/31      30845.76                    35877.95
   17491.25
  1998/02/28      30278.23                    38465.47
   17267.36
  1998/03/31      31080.73                    40435.28
   17607.53
  1998/04/30      29983.03                    40842.06
   17052.89
  1998/05/31      29590.99                    40139.99
   16889.18
  1998/06/30      29434.50                    41770.47
   16799.67
  1998/07/31      27359.19                    41325.62
   15630.41
  1998/08/31      24776.94                    35350.76
   14006.41
  1998/09/30      26038.53                    37615.33
   14790.77
  1998/10/31      25606.43                    40674.96
   14588.14
  1998/11/30      25878.49                    43140.27
   14862.40
  1998/12/31      25531.94                    45626.01
   14649.86
  1999/01/31      24989.76                    47534.09
   14331.96
  1999/02/28      25137.63                    46056.73
   14218.74
  1999/03/31      24717.51                    47899.46
   14141.96
  1999/04/30      27378.88                    49754.61
   15649.49
  1999/05/31      27977.69                    48579.90
   15912.40
  1999/06/30      27193.21                    51276.09
   15641.89
  1999/07/30      26086.03                    49675.25
   15042.81
IMATRL PRASUN   SHR__CHT 19990731 19990831 092241 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Real Estate Investment Portfolio on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment would have grown to $26,086 - a 160.86% increase on the initial investment. For comparison, look at how both the Wilshire Real Estate Securities Index and Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Wilshire Real Estate Securities Index would have grown to $15,043 - a 50.43% increase. If $10,000 was invested in the S&P 500 Index, it would have grown to $49,675 - a 396.75% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Federal Reserve Board monetary
policy, the Internet craze and Y2K
concerns were but three factors
influencing the direction of the U.S.
stock market for the six months that
ended July 31, 1999. The Fed's
decision to cut interest rates last
fall resulted in a phase of broader
market participation as smaller
companies - which tend to rely
on borrowed money to fund growth
- gained some ground on their
larger counterparts. The Russell
2000 Index, a gauge of small-stock
performance, easily outpaced the
Standard & Poor's 500 Index in the
second quarter of 1999. For the
six-month period, however, the
Russell 2000 returned 4.89%, while
the S&P 500 returned 4.50% and the
Dow Jones Industrial Average - an
index of 30 blue-chip stocks -
returned 14.70%. Investors' love
affair with Internet stocks continued
through much of the period, with
many valuations reaching record
peaks around April. Technology
stocks benefited, as did stocks of
telecommunications companies with
Internet exposure. As the period
drew to a close, however, Internet
stocks appeared to have cooled
some and investor concerns over Y2K
- particularly the spending freeze
it could cause within the technology
sector - took hold. The Fed's late
June decision to raise interest rates
only slightly was well-received by the
market, as was its switch to a
neutral stance regarding future rate
hikes.

(photograph of Steve Buller)

An interview with Steve Buller, Portfolio Manager of Fidelity Real Estate Investment Portfolio

Q. HOW DID THE FUND PERFORM, STEVE?

A. It was a volatile period for the fund. For the six months that ended July 31, 1999, the fund returned 4.39%. In comparison, the Wilshire Real Estate Securities Index returned 4.96%. During the same period, the real estate funds average, tracked by Lipper Inc., returned 5.07%, while the Standard & Poor's 500 Index returned 4.50%. For the 12-month period that ended July 31, 1999, the fund returned -4.65%, lagging the Wilshire index, Lipper average and S&P 500, which returned -3.76%, -2.90% and 20.20%, respectively.

Q. WHAT FACTORS CAUSED THE FUND TO LAG THE WILSHIRE INDEX AND THE
LIPPER AVERAGE?

A. The fund's underperformance was due primarily to its bias toward larger-capitalization real estate investment trusts (REITs) compared to the Wilshire Real Estate Securities Index and the Lipper average. These larger-cap and more liquid REITs - meaning those with enough units or shares outstanding to allow large transactions - suffered disproportionately compared to smaller REITs as the market, and most notably diversified equity fund managers, became nervous about the short-term returns of these investments after their sharp rally in the second quarter. As a result, larger REITs, which were the main beneficiaries of the rally in the second quarter, became easy targets for institutional investors anxious to lock in short-term profits toward the end of the period, and suffered as a result.

Q. THERE DOESN'T SEEM TO BE ANY FUNDAMENTAL REASON FOR THE SELL-OFF THAT OCCURRED IN JUNE. WHAT HAPPENED?

A. Despite some positive business fundamentals, such as strong occupancy rates, rising rents, healthy revenues and solid earnings in many property sectors, it seemed investors decided that after a strong start to the second quarter, more lucrative returns could be realized in other sectors of the market. Consequently, money rotated back into the hot growth sectors of the equity market and out of the more value-oriented REITs.

Q. WHILE THE REIT MARKET STAGGERED LATE IN THE PERIOD, YOU CAN'T
IGNORE THE STRONG RALLY AT THE ONSET OF THE SECOND QUARTER. WHAT
SPURRED THE RECOVERY?

A. There were a number of factors. After more than a year of weakness in real estate equities, investors began to recognize the compelling value in this sector of the market. On a valuation basis, the average real estate security had been trading at a discount to its average net asset value. Further support for real estate securities came in the form of significant REIT investments by noted investor Warren Buffet. In addition, the real estate market continued to exhibit positive business fundamentals.

Q. WHICH HOLDINGS POSTED STRONG RESULTS FOR THE FUND? WHICH WERE
DISAPPOINTMENTS?

A. Starwood Hotels & Resorts was one of the biggest contributors during the period. It benefited from disposing its higher-risk casino operations and positive investor reaction to a deeply discounted valuation. Apartment Investment & Management Co. also provided a boost to total return. This diversified operator of apartment communities produced reliable cash flow and earnings, combined with a strong business outlook. On the negative side, Public Storage Inc., the fund's largest holding, was a disappointment for the fund. Despite strong fundamentals, its stock declined due to general market weakness in the real estate market. Two REITs that hurt fund performance were Glenborough Realty Trust, Inc. and New Plan Excel Realty Trust. Glenborough suffered as investors believed the company's reliance on new capital and acquisitions had dried up and its growth outlook weakened. Shares of New Plan declined as a result of a senior management shake-up.

Q. WHAT'S YOUR OUTLOOK?

A. After giving back much of the gains made in the beginning of the second quarter, real estate securities on a valuation basis are below where they were at the beginning of the year. Returns are only slightly positive because of dividends. As a result, REIT valuations remain compelling and the fundamental business environment continues to be good. I think the market will remain in a healthy equilibrium, meaning a stable supply-and-demand environment. If this setting continues, it is reasonable to expect moderate returns in line with the group's historical averages.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: above-average income
and long-term capital growth
by investing mainly in the
equity securities of
companies in the real estate
industry

FUND NUMBER: 303

TRADING SYMBOL: FRESX

START DATE: November 17,
1986

SIZE: as of July 31, 1999,
more than $919 million

MANAGER: Steve Buller, since
1998; associate portfolio
manager, Fidelity Real Estate
Investment Portfolio,
1997-1998; manager,
Fidelity Select Environmental
Services Portfolio,
1997-1998; analyst, high
income group; 1992-1995;
joined Fidelity in 1992

STEVE BULLER ON THE BENEFITS
OF OWNING REAL ESTATE
SECURITIES DESPITE RECENT
HISTORICAL RETURNS THAT HAVE
LAGGED THE BROADER EQUITY
MARKET:

"Adding diversification to a portfolio
is probably the biggest benefit of
owning real estate securities. Real
estate securities typically have a low
correlation to the overall
performance of the U.S. stock
market. Of course, this argument
offers little consolation when the
market continues to barrel ahead.
But that's the whole point of creating
diversification in a portfolio: to
hedge against the risks of weakness
in certain segments of the market. As
I mentioned in my market outlook,
REITs and real estate securities have
provided historical long-term total
returns in the area of 10% to 15%
with a beta - a standard measure
of a stock's relative volatility - of
 .5, or roughly half the beta or relative volatility of the S&P 500 index.

"In addition to the benefits of
diversification, real estate
securities offer above-average
income and the potential for capital
appreciation. Over the long term,
REITs and real estate securities
have provided more attractive
returns than bonds. While they do
carry more short-term risk than
bonds, real estate investments also
tend to act as a hedge against
inflation in an uncertain
interest-rate and inflation
environment. During inflationary
times, rents tend to rise and that is
generally good news for REIT
investors."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF JULY 31,
1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

Public Storage, Inc.              7.9                      7.1

Equity Office Properties Trust    7.0                      5.9

Apartment Investment &            6.1                      6.1
Management Co.  Class A

Duke Realty Investments, Inc.     5.3                      5.1

Starwood Hotels & Resorts         5.3                      7.0
Worldwide, Inc.

Equity Residential Properties     4.7                      4.1
Trust (SBI)

Reckson Associates Realty Corp.   4.0                      4.0

Simon Property Group, Inc.        3.6                      3.8

Crescent Real Estate Equities     3.4                      3.0
Co.

CenterPoint Properties Trust      3.1                      2.6

TOP FIVE REIT SECTORS AS OF
JULY 31, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE REIT SECTORS 6 MONTHS
                                                          AGO

REITs - Office Buildings          23.4                     26.8

REITs - Industrial Buildings      22.7                     20.1

REITs - Apartments                16.8                     17.1

REITs - Shopping Centers          7.9                      9.6

REITs - Hotels                    6.4                      9.5



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JULY 31, 1999 *                                         AS OF JANUARY 31, 1999 **

Stocks                           90.8%                        Stocks                                97.4%

Convertible  Securities           0.0%                        Convertible  Securities                0.1%

Short-term  Investments           9.2%                        Short-term  Investments                2.5%

* FOREIGN INVESTMENTS             4.4%                        ** FOREIGN INVESTMENTS                 3.1%

Row: 1, Col: 1, Value: 90.8                                   Row: 1, Col: 1, Value: 97.40000000000001
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.1
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 9.199999999999999                      Row: 1, Col: 8, Value: 2.5







INVESTMENTS JULY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 90.8%

                                 SHARES                  VALUE (NOTE 1) (000S)

REAL ESTATE - 5.0%

OPERATORS, NON-RESIDENTIAL -
2.4%

Brookfield Properties Corp.       200,000                $ 2,357

Cadillac Fairvew Corp. (a)        90,000                  1,613

CR Leasing & Development, Inc.:

Class A (c)                       46                      0

Class B (c)                       216                     2

Trizec Hahn Corp. (sub-vtg.)      980,700                 18,295

                                                          22,267

REAL ESTATE, GENERAL - 2.0%

Boardwalk Equities, Inc. (a)      1,640,500               15,465

Boardwalk Equities, Inc.          254,100                 2,395
(a)(d)

                                                          17,860

SUBDIVIDED REAL ESTATE
DEVELOPMENT - 0.6%

Catellus Development Corp. (a)    354,000                 5,620

Newhall Land & Farming Co.        1,000                   24

                                                          5,644

TOTAL REAL ESTATE                                         45,771

REAL ESTATE INVESTMENT TRUSTS
- 85.3%

REITS - APARTMENTS - 16.8%

Apartment Investment &            1,373,400               56,052
Management Co. Class A

Avalonbay Communities, Inc.       820,404                 27,842

BRE Properties, Inc. Class A      493,800                 12,407

Colonial Properties Trust         322,000                 8,734
(SBI)

Equity Residential Properties     1,043,362               43,104
Trust (SBI)

Essex Property Trust, Inc.        35,200                  1,188

Post Properties, Inc.             110,000                 4,400

Summit Properties, Inc.           51,600                  1,058

                                                          154,785

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

REITS - HEALTH CARE
FACILITIES - 0.1%

LTC Properties, Inc.              65,000                 $ 800

REITS - HOTELS - 6.4%

Host Marriott Corp.               290,000                 2,991

Innkeepers USA Trust              368,124                 3,267

MeriStar Hospitality Corp.        10,000                  191

Starwood Hotels & Resorts         1,821,783               49,188
Worldwide, Inc.

Sunstone Hotel Investors,         204,900                 1,870
Inc.

Wyndham International, Inc.       403,500                 1,715
(a)

                                                          59,222

REITS - INDUSTRIAL BUILDINGS
- 22.7%

AMB Property Corp.                718,400                 16,164

CenterPoint Properties Trust      791,500                 28,296

Duke Realty Investments, Inc.     2,253,534               49,296

Liberty Property Trust (SBI)      699,700                 16,530

ProLogis Trust                    125,000                 2,430

Public Storage, Inc.              2,830,200               72,702

Spieker Properties, Inc.          627,900                 24,017

                                                          209,435

REITS - MALLS - 5.8%

CBL & Associates Properties,      299,800                 7,532
Inc.

Crown America Realty Trust        88,800                  638

General Growth Properties,        181,800                 6,011
Inc.

Macerich Co.                      60,000                  1,463

Simon Property Group, Inc.        1,236,500               32,845

Taubman Centers, Inc.             60,000                  795

Urban Shopping Centers, Inc.      153,000                 4,686

                                                          53,970

REITS - MOBILE HOME PARKS -
2.1%

Manufactured Home                 245,500                 5,953
Communities, Inc.

Sun Communities, Inc.             384,000                 13,104

                                                          19,057

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

REITS - OFFICE BUILDINGS -
23.4%

Arden Realty Group, Inc.          10,400                 $ 246

Boston Properties, Inc.           569,100                 19,492

CarrAmerica Realty Corp.          33,100                  799

Cornerstone Properties, Inc.      92,500                  1,474

Crescent Real Estate Equities     1,417,700               31,189
Co.

Crocker Realty, Inc.:

Class A (c)                       1,497                   15

Class B (c)                       1,521,600               15,307

Equity Office Properties Trust    2,581,610               64,863

Glenborough Realty Trust,         400,900                 7,016
Inc.

Mack-Cali Realty Corp.            743,500                 20,818

PS Business Parks, Inc.           228,160                 5,561

PS Business Parks, Inc. (c)       292,934                 7,140

Reckson Associates Realty         1,663,800               37,124
Corp.

SL Green Realty Corp.             153,500                 3,176

Trinet Corporate Realty           61,900                  1,602
Trust, Inc.

                                                          215,822

REITS - PRISON - 0.1%

Correctional Properties Trust     57,400                  915

REITS - SHOPPING CENTERS - 7.9%

Bradley Real Estate, Inc.         435,600                 8,440
(SBI)

Developers Diversified Realty     211,300                 3,196
Corp.

Federal Realty Investment         173,700                 3,930
Trust (SBI)

Kimco Realty Corp.                500,700                 18,776

New Plan Excel Realty Trust       869,800                 16,200

Realty Income Corp.               215,600                 5,201

Vornado Realty Trust              475,000                 16,803

                                                          72,546

TOTAL REAL ESTATE INVESTMENT                              786,552
TRUSTS

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

SERVICES - 0.5%

BUSINESS SERVICES - 0.5%

Cendant Corp. (a)                 234,956                $ 4,728

TOTAL COMMON STOCKS                                        837,051
(Cost $702,265)

CASH EQUIVALENTS - 9.2%



Taxable Central Cash Fund (b)     84,957,422               84,957
(Cost $84,957)

TOTAL INVESTMENT IN                                       $ 922,008
SECURITIES - 100%
(Cost $787,222)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.06%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding
is as follows:

SECURITY                      ACQUISITION DATE    ACQUISITION COST (000S)

CR Leasing & Development,     11/19/97            $ 0
Inc. Class A

CR Leasing & Development,     11/19/97            $ 2
Inc. Class B

Crocker Realty, Inc. Class A  11/19/97            $ 15

Crocker Realty, Inc. Class B  11/19/97- 12/28/98  $ 15,215

PS Business  Parks, Inc.      5/6/98              $ 6,703

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,395,000 or 0.3% of net assets.

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $788,752,000. Net unrealized appreciation aggregated $133,256,000, of which $154,838,000 related to appreciated investment securities and $21,582,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending January 31, 2000 approximately $29,495,000 of losses recognized during the period November 1, 1998 to January 31, 1999.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)         JULY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 922,008
value (cost $787,222) -  See
accompanying schedule

Cash                                      297

Receivable for investments                3,477
sold

Receivable for fund shares                601
sold

Dividends receivable                      1,412

Interest receivable                       283

Redemption fees receivable                2

Other receivables                         162

 TOTAL ASSETS                             928,242

LIABILITIES

Payable for investments         $ 5,588
purchased

Payable for fund shares          2,873
redeemed

Accrued management fee           462

Other payables and accrued       217
expenses

 TOTAL LIABILITIES                        9,140

NET ASSETS                               $ 919,102

Net Assets consist of:

Paid in capital                          $ 837,637

Undistributed net investment              4,867
income

Accumulated undistributed net             (58,188)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               134,786
(depreciation) on investments

NET ASSETS, for 59,094 shares            $ 919,102
outstanding

NET ASSET VALUE, offering                 $15.55
price and redemption price
per share ($919,102 (divided
by) 59,094 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS      SIX
                          MONTHS ENDED JULY 31, 1999
                                         (UNAUDITED)

INVESTMENT INCOME                           $ 24,565
Dividends

Interest                                     910

 TOTAL INCOME                                25,475

EXPENSES

Management fee                   $ 2,931

Transfer agent fees               1,278

Accounting fees and expenses      181

Non-interested trustees'          2
compensation

Custodian fees and expenses       14

Registration fees                 20

Audit                             20

Legal                             1

Miscellaneous                     32

 Total expenses before            4,479
reductions

 Expense reductions               (82)       4,397

NET INVESTMENT INCOME                        21,078

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (25,248)

 Foreign currency transactions    43         (25,205)

Change in net unrealized                     44,908
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              19,703

NET INCREASE (DECREASE) IN                  $ 40,781
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JULY 31, 1999  YEAR ENDED JANUARY 31,
                                 (UNAUDITED)                     1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 21,078                        $ 72,172
income

 Net realized gain (loss)         (25,205)                        (4,110)

 Change in net unrealized         44,908                          (429,372)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       40,781                          (361,310)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (21,328)                        (74,648)
From net investment income

 From net realized gain           -                               (27,019)

 In excess of net realized        -                               (13,599)
gain

 TOTAL DISTRIBUTIONS              (21,328)                        (115,266)

Share transactions Net            107,392                         321,876
proceeds from sales of shares

 Reinvestment of distributions    19,215                          107,713

 Cost of shares redeemed          (311,508)                       (1,349,682)

 NET INCREASE (DECREASE) IN       (184,901)                       (920,093)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   176                             566

  TOTAL INCREASE (DECREASE)       (165,272)                       (1,396,103)
IN NET ASSETS

NET ASSETS

 Beginning of period              1,084,374                       2,480,477

 End of period (including        $ 919,102                       $ 1,084,374
undistributed net investment
income of $4,867 and $4,446,
respectively)

OTHER INFORMATION
Shares

 Sold                             6,660                           17,819

 Issued in reinvestment of        1,221                           6,222
distributions

 Redeemed                         (20,077)                        (76,071)

 Net increase (decrease)          (12,196)                        (52,030)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS  ENDED  JULY 31,  YEARS ENDED JANUARY 31,
                                 1999

                                 (UNAUDITED)                  1999                     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.21                      $ 20.11                  $ 18.25  $ 14.13  $ 12.62  $ 13.68
period

Income from Investment
Operations

Net investment  income            .33 D                        .75 D                    .79 D    .86 D    .72      .67

Net realized and unrealized       .34                          (4.48)                   2.41     3.97     1.50     (1.10)
gain (loss)

Total from  investment            .67                          (3.73)                   3.20     4.83     2.22     (.43)
operations

Less Distributions

 From net investment income       (.33)                        (.78)                    (.79)    (.72)    (.71)    (.63)

From net  realized gain           -                            (.27)                    (.56)    -        -        -

In excess of net realized gain    -                            (.13)                    -        -        -        -

Total distributions               (.33)                        (1.18)                   (1.35)   (.72)    (.71)    (.63)

Redemption fees added to paid     -                            .01                      .01      .01      -        -
 in capital

Net asset value, end of period   $ 15.55                      $ 15.21                  $ 20.11  $ 18.25  $ 14.13  $ 12.62

TOTAL RETURN B, C                 4.39%                        (18.98)%                 17.93%   35.45%   18.10%   (3.23)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end   of period      $ 919                        $ 1,084                  $ 2,480  $ 2,196  $ 731    $ 490
(in millions)

Ratio of expenses to average      .90% A                       .89%                     .86%     .94%     .99%     1.06%
net assets

Ratio of expenses to average      .88% A, E                    .86% E                   .84% E   .90% E   .95% E   1.03% E
net assets after expense
reductions

Ratio of net investment           4.21% A                      4.23%                    4.06%    5.63%    6.28%    5.67%
income to average net assets

Portfolio turnover rate           26% A                        28%                      76%      55%      85%      75%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Real Estate Investment Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $22,464,000 or 2.4% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $125,749,000 and $356,904,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $60,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $74,000 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $8,000 under this arrangement.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc. London, England
Fidelity Management & Research
 (Far East) Inc. Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

REA-SANN-0999  83810
1.706448.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity(registered trademark) Fund
Global Balanced Fund
Growth & Income Portfolio
Growth & Income II Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)   1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com